UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)			March 31, 2012

REPURCHASE AGREEMENTS 99.83%	Coupon Rate	Maturity Date	Principal Amount	Value

Joint Tri-Party Repurchase Agreements, 03/30/12, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:

0.03% Banc of America Securities LLC Merrill Lynch, repurchase price $21,000,053	0.03%	04/02/12	$ 21,000,000	$ 21,000,000
0.05% Barclays Capital, Inc., repurchase price $13,000,054	0.05%	04/02/12	13,000,000	13,000,000
0.07% Credit Suisse Securities USA LLC, repurchase price $29,614,067	0.07%	04/02/12	29,613,894	29,613,894
0.07% Morgan Stanley, repurchase price $21,000,123	0.07%	04/02/12	21,000,000	21,000,000

Total Investments 99.83%				84,613,894
(cost $84,613,894)
Other assets and liabilities, net 0.17%				144,416

NET ASSETS 100%				$ 84,758,310

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)				March 31, 2012

UNITED STATES GOVERNMENT AND AGENCY OBLIGATIONS 70.87%		Coupon Rate	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 32.35%
Discount Note:
	Yield	0.02%	04/02/12	$ 25,000,000	$ 25,000,000
Variable Rates:
		0.26%	05/23/12	1,650,000	1,650,175
		0.19%	07/27/12	5,000,000	5,000,000
		0.24%	08/15/12	5,000,000	5,000,000
		0.23%	08/20/12	4,625,000	4,625,538
		0.30%	09/17/12	1,350,000	1,350,308
		0.27%	09/20/12	1,000,000	1,000,475
		0.19%	09/24/12	3,800,000	3,799,092
		0.20%	02/21/13	5,000,000	5,000,000
					52,425,588

Federal Home Loan Bank 31.80%
Discount Notes:
	Yield	0.05%	04/02/12	10,000,000	10,000,000
	Yield	0.03%	04/03/12	5,000,000	4,999,996
	Yield	0.07%	04/04/12	12,000,000	11,999,956
	Yield	0.07%	04/09/12	5,000,000	4,999,932
Fixed Rates:
		2.25%	04/13/12	2,500,000	2,501,634
		1.38%	06/08/12	2,000,000	2,004,092
		3.63%	06/08/12	2,000,000	2,012,693
		1.88%	06/20/12	3,000,000	3,011,439
Variable Rates:
		0.18%	07/18/12	5,000,000	5,000,000
		0.21%	09/04/12	5,000,000	4,999,371
					51,529,113

Tennessee Valley Authority 6.72%
Fixed Rate:
		6.79%	05/23/12	10,785,000	10,885,258

Total Securities 70.87%					114,839,959
(cost $114,839,959)

REPURCHASE AGREEMENTS 28.70%
Joint Tri-Party Repurchase Agreements, 03/30/12, collateralized by U.S. Treasury securities held in joint tri-party repurchase accounts:

0.03% Banc of America Securities LLC Merrill Lynch, repurchase price $36,517,079		0.03%	04/02/12	36,516,988	36,516,988
0.07% Credit Suisse Securities USA LLC, repurchase price $10,000,058		0.07%	04/02/12	10,000,000	10,000,000

Total Repurchase Agreements					46,516,988
(cost $46,516,988)

Total Investments 99.57%					161,356,947
(cost $161,356,947)
Other assets and liabilities, net 0.43%					691,815

NET ASSETS 100%					$ 162,048,762

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)			March 31, 2012

MUNICIPAL BONDS 90.37%	Coupon Rate	Maturity Date	Principal Amount	Value

Alabama 3.76%
Alabama State Public School & College Authority	5.00%	12/01/16	$ 290,000	$ 340,785
Bessemer, Alabama Water Revenue	4.00%	01/01/16	300,000	307,536
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%	06/01/15	90,000	93,694
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00%	06/01/16	90,000	93,829
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	200,000	216,778
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%	09/01/15	300,000	333,804
				1,386,426

Alaska 0.90%
Alaska Municipal Bond Bank Authority, Series A	4.00%	02/01/16	300,000	332,496

Arizona 4.66%
Arizona Board Regents Certificates of Participation, Series B	4.50%	06/01/16	200,000	219,432
Arizona Health Facilities Authority Revenues, Series D	5.00%	01/01/14	250,000	267,670
Arizona School Facilities Board Certificates, Series A-1	5.00%	09/01/17	325,000	357,078
Arizona State Transportation Board Excise Tax Revenue	5.00%	07/01/17	175,000	208,878
Page, Arizona, Pledged Revenue, Refunding	3.00%	07/01/16	350,000	365,029
Pima County Unified School District, GO Unlimited, Refunding	3.70%	07/01/12	300,000	302,514
				1,720,601

California 3.99%
California State, Refunding, Recreational Facility, GO Unlimited	5.00%	12/01/19	250,000	267,570
Delano, California Union High School District, GO Unlimited, Refunding, Series A	4.75%	02/01/17	200,000	219,554
San Diego, California Community College District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.34%(1)	05/01/15	300,000	285,741
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital	5.00%	02/01/18	350,000	393,361
Vernon, California Electric Systems Revenue, Series A	3.75%	08/01/13	300,000	306,390
				1,472,616

Colorado 0.81%
Denver, Colorado, Health & Hospital Authority, Healthcare Revenue, Series A	5.00%	12/01/16	265,000	299,429

Connecticut 0.70%
Connecticut State, Series D, GO Unlimited	5.38%	11/15/18	250,000	257,980

District of Columbia 1.78%
District of Columbia Certifications of Participation	4.00%	01/01/14	250,000	260,832
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%	10/01/13	110,000	115,375
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00%	10/01/16	250,000	278,875
				655,082

Florida 11.07%
Broward County, Florida School Board Certificates of Participation, Series A	5.00%	07/01/15	325,000	360,201
Cape Coral, Florida Gas Tax Revenue, Series A	4.00%	10/01/16	255,000	269,820
Florida Gulf Coast University Financing Corp., Florida Capital Improvement Revenue, Series B	3.00%	02/01/16	365,000	380,290
Florida State Board of Education Lottery Revenue, Series A	4.00%	07/01/14	300,000	320,175
Florida State Board of Governors Parking Facilities Revenue, Series A	3.00%	07/01/17	300,000	324,648
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13%	10/01/17	300,000	348,867
Fort Pierce, Florida Stormwater Utilities Revenue	4.50%	10/01/17	255,000	270,022
Hillsborough Country Florida Community Investment Tax Revenue	4.00%	05/01/16	300,000	316,107
Lake County, Florida School Board Certificates of Participation, Series A	3.70%	06/01/15	400,000	415,840
Miami - Dade County, Florida Water & Sewer Revenue System, Series A	4.00%	10/01/16	235,000	259,995
Orange County, Florida Tourist Development Tax Revenue, Refunding	5.00%	10/01/14	260,000	283,309
Reedy Creek, Florida Improvement District Utilities Revenue, Refunding, Series 2	5.00%	10/01/16	300,000	332,346
Volusia County, Florida School Board Sales Tax Revenue	4.20%	10/01/16	200,000	200,730
				4,082,350

Georgia 3.36%
Atlanta Downtown Development Authority	4.25%	12/01/16	250,000	273,273
Atlanta, Georgia Water & Wastewater Revenue, Series B	3.50%	11/01/13	400,000	419,708
Emanuel County Georgia Hospital Authority Revenue Anticipation Certificates	4.30%	07/01/17	250,000	264,092
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B	5.00%	07/01/18	250,000	282,355
				1,239,428

Illinois 13.06%
Aurora, Illinois, Series B, GO Unlimited	3.00%	12/30/15	200,000	211,914
Chicago Board of Education, Dedicated Revenues, Series F, GO Unlimited	5.00%	12/01/16	300,000	342,705
Chicago Board of Education, Series A	5.25%	12/01/13	250,000	263,517
Chicago, Illinois Sales Tax Revenue	5.50%	01/01/15	350,000	390,667
Chicago, Illinois, Direct Access Bond, Series E-1 B, GO Unlimited	4.00%	01/01/19	200,000	212,880
Chicago, Illinois, Unrefunded Balance, Series B	5.13%	01/01/15	325,000	348,010
Dundee Township, GO Unlimited	5.00%	12/01/13	240,000	254,436
Illinois Finance Authority Revenue, Refunding	5.00%	07/01/16	390,000	420,416
Illinois State Sales Tax Revenue	5.00%	06/15/14	200,000	218,624
Illinois State Toll Highway Authority, Toll Highway Revenue, Series A	5.00%	01/01/16	200,000	224,838
Illinois State, Refunding, GO Unlimited	5.00%	01/01/16	300,000	331,026
Metropolitan Pier & Exposition Authority	5.38%	06/01/15	280,000	293,835
Springfield, Illinois Metropolitan Sanitation District, Sewer Revenue, Senior Lien, Series A	4.00%	01/01/17	570,000	609,307
State of Illinois, First Series, Refunding, GO Unlimited	5.50%	08/01/19	300,000	304,323
Winnebago County Public Safety Sales Tax, Series A, GO Unlimited	5.00%	12/30/16	350,000	390,583
				4,817,081

Indiana 1.82%
Indiana State Finance Authority Revenue, Refunding	4.00%	05/01/12	350,000	350,928
Tippecanoe County, Indiana School Improvements	4.00%	01/15/15	300,000	321,705
				672,633

Iowa 2.55%
Ames, Iowa Hospital Revenue, Refunding	5.00%	06/15/15	300,000	305,676
Johnston Community School District, GO Unlimited	4.00%	06/01/16	200,000	213,892
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Refunding, Series A	3.00%	09/01/19	400,000	420,640
				940,208

Kansas 0.60%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	200,000	220,900

Massachusetts 1.66%
New Bedford, Massachusetts, State Qualified Municipal Loan, GO Limited	3.00%	03/01/15	345,000	363,709
Stoughton, Massachusetts Public Improvement, GO Limited	4.00%	05/01/17	225,000	248,184
				611,893

Michigan 3.99%
Detroit, Michigan Sewer Disposal Revenue, Refunding, Series C-1	5.25%	07/01/15	400,000	444,324
Michigan House of Representatives Facilities, Obligations Revenue, Series A	5.00%	10/15/17	200,000	228,226
Michigan State Building Authority Revenue, Refunding, Series I	5.25%	10/15/14	300,000	319,650
Michigan State Grant Anticipation Bonds	5.00%	09/15/16	200,000	227,876
Michigan State Hospital Finance Authority Revenue, Trinity Health, Series A	6.00%	12/01/18	200,000	249,918
				1,469,994

Minnesota 1.51%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Health Care Systems, Children's Health Care, Series B	4.00%	08/15/16	250,000	272,870
Minneapolis & St Paul, Minnesota Metropolitan Airports Commission, Airport Revenue, Refunding, Series B	5.00%	01/01/19	255,000	285,875
				558,745

Missouri 0.58%
Missouri State Health & Educational Facilities Authority Revenue, Series A	6.75%	05/15/13	200,000	214,428

Nevada 1.40%
Clark County Nevada School District, Refunding, Series A	5.50%	06/15/16	250,000	265,240
Nye County School District, GO Limited	4.00%	05/01/15	230,000	250,622
				515,862

New Hampshire 0.26%
New Hampshire Health & Education Facilities Authority Revenue	5.00%	07/01/14	95,000	97,247

New Jersey 1.96%
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding	5.00%	06/01/17	150,000	172,821
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00%	11/01/17	255,000	281,492
New Jersey State Transportation Trust Fund Authority, Series D	4.00%	06/15/14	250,000	269,725
				724,038

New Mexico 0.66%
Clayton, New Mexico, Jail Project Revenue	4.00%	11/01/17	235,000	245,074

New York 3.49%
Long Island Power Authority, New York Electric Systems, Revenue, Series E	5.00%	12/01/17	330,000	379,526
New York State Dormitory Authority Revenues, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00%	01/15/17	300,000	339,951
New York, New York, Series G, GO Unlimited	5.00%	08/01/12	125,000	126,960
New York, New York, Subseries L-1, GO Unlimited	4.00%	04/01/15	300,000	328,416
Schenectady Metroplex Development Authority Revenue, Series A	5.00%	12/15/12	110,000	112,860
				1,287,713

Ohio 2.43%
Canton, Ohio, City School District, Refunding, GO Unlimited	5.00%	12/01/18	325,000	356,051
Lorain County, Ohio, Community College District, Revenue	3.25%	12/01/17	350,000	377,377
Marion County, Ohio, Variable Refunding, GO Limited	4.00%	12/01/20	150,000	162,234
				895,662

Pennsylvania 1.44%
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services	5.50%	08/01/18	295,000	332,300
Philadelphia, Pennsylvania, GO Unlimited	4.50%	08/01/12	195,000	197,270
				529,570

Puerto Rico 0.72%
Commonwealth of Puerto Rico, GO Unlimited	6.00%	07/01/13	250,000	264,133

Rhode Island 0.77%
Rhode Island State Economic Development Corporation Revenue, Series A	5.00%	06/15/17	250,000	285,570

South Carolina 2.22%
Jasper County School District, GO Unlimited	4.00%	03/01/15	195,000	212,784
Piedmont Municipal Power Agency	5.00%	01/01/16	150,000	167,520
South Carolina Transportation Infrastructure Bank Revenue, Series A	5.25%	10/01/17	125,000	137,911
Spartanburg County School District	3.88%	04/01/12	300,000	300,000
				818,215

Tennessee 0.79%
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue	6.50%	12/01/14	250,000	289,560

Texas 11.84%
Addison, Texas Certificates of Obligation, GO Unlimited	4.00%	02/15/20	250,000	276,655
Annetta, Texas Certificates of Obligation, GO Limited	4.00%	08/01/16	200,000	209,540
Grand Prairie Independent School District, Refunding, GO Unlimited (ZCB)	3.92%(1)	08/15/16	400,000	362,008
Houston, Texas, Public Improvement, Refunding, GO Limited, Series A	5.38%	03/01/16	180,000	196,608
Katy, Texas Independent School District, School Building, Series D, GO Unlimited	4.50%	02/15/19	325,000	362,372
Lewisville, Texas Independent School District, GO Unlimited, Refunding (ZCB)	4.04%(1)	08/15/15	400,000	389,400
Lower Colorado River Authority Texas, Refunding	5.25%	05/15/19	240,000	253,450
North Texas Municipal Water District, Regional Solid Waste Disposal Systems Revenue	3.00%	09/01/12	300,000	302,994
San Antonio, Texas Municipal Drain Utilities Systems Revenue	4.00%	02/01/16	300,000	307,473
San Antonio, Texas, Water Revenue, Refunding	4.50%	05/15/21	400,000	474,504
San Patricio, Texas Municipal Water District, Refunding	4.00%	07/10/18	200,000	213,762
Texas Municipal Power Agency Revenue, Refunding	5.00%	09/01/17	250,000	291,047
Texas State Public Finance Authority Revenue	5.00%	10/15/21	300,000	305,301
University of Texas, Texas, Revenue Financing System, Refunding, Series A	3.00%	08/15/23	400,000	421,292
				4,366,406

Utah 1.63%
Tooele City, Utah Municipal Building Authority Lease Revenue, Refunding	3.75%	12/01/17	285,000	298,084
Utah State, Refunding, Series B, GO Unlimited	5.38%	07/01/12	300,000	303,786
				601,870

Virginia 1.76%
Virginia College Building Authority Educational Facilities Revenue, Prerefunded, Series A	5.00%	09/01/15	10,000	11,475
Virginia College Building Authority Educational Facilities Revenue, Unrefunded, Series A	5.00%	09/01/15	290,000	331,186
Virginia State Public Building Authority & Public Facilities Revenue, Refunding, Series A	5.00%	08/01/12	300,000	304,704
				647,365

Washington 1.40%
Energy Northwest, Washington Electric Revenue	5.00%	07/01/14	250,000	274,985
King County, Washington School District No. 401 Highline Public Schools, GO Unlimited	5.50%	12/01/13	240,000	242,023
				517,008

Wisconsin 0.80%
Chippewa Valley, Wisconsin, Technical College District Promissory Notes, Series A, GO Unlimited	4.00%	04/01/14	250,000	267,680
Wisconsin State, Refunding, Series 2, GO Unlimited	4.13%	11/01/16	25,000	26,248
				293,928

Total Securities				33,331,511
(cost $32,132,825)

REPURCHASE AGREEMENT 9.87%
Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 3/30/2012, 0.07%, due 4/2/2012, repurchase price $3,640,966, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $3,640,945)	0.07%	04/02/12	3,640,945	3,640,945

Total Investments 100.24%				36,972,456
(cost $35,773,770)
Other assets and liabilities, net (0.24)%				(89,348)

NET ASSETS 100%				$ 36,883,108

(1) Represents Yield

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)			March 31, 2011

MUNICIPAL BONDS 95.74%	Coupon Rate	Maturity Date	Principal Amount	Value

Alabama 6.37%
Alabama 21st Century Authority, Tobacco Settlement Revenue	5.75%	12/01/19	$ 275,000	$ 278,261
Alabama State, GO Unlimited, Series A	4.63%	09/01/22	375,000	385,879
Bessemer, Alabama Water Revenue	4.00%	01/01/16	200,000	205,024
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15	195,000	211,359
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00%	09/01/15	300,000	333,804
				1,414,327

Arizona 2.26%
Scottsdale Arizona Municipal Property Corp., Excise Tax Revenue, Refunding	5.00%	07/01/26	180,000	219,127
University of Arizona Certificates of Participation, Series C	5.00%	06/01/22	260,000	282,336
				501,463

California 10.13%
Anaheim, California City School District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	4.60%(1)	08/01/28	580,000	254,904
California State, GO Unlimited	5.00%	03/01/32	300,000	316,632
California State, GO Unlimited	4.75%	03/01/34	205,000	207,542
Chaffey Community College District, Series C, GO Unlimited	5.00%	06/01/32	300,000	325,923
Imperial Community College District, GO Unlimited	5.00%	08/01/29	500,000	521,250
Los Angeles Unified School District, Election 2004, Series H, GO Unlimited	5.00%	07/01/32	200,000	217,740
Santa Clara Valley Transportation Authority, Refunding, Series A	5.00%	04/01/27	370,000	405,687
				2,249,678

Colorado 3.26%
Colorado Health Facilities Authority Revenue	5.00%	09/01/16	150,000	155,387
Platte River, Colorado, Power Authority Power Revenue, Series II	5.00%	06/01/30	495,000	569,413
				724,800

Delaware 2.07%
Delaware State Health Facilities Authority, Bayhealth Medical Center Projects, Revenue, Series A	5.00%	07/01/39	445,000	460,539

District of Columbia 2.80%
District of Columbia Income Tax Revenue, Series A	5.25%	12/01/27	300,000	353,277
District of Columbia Water & Sewer Authority Public Utility Revenue, Subordinate Lien	5.00%	10/01/28	250,000	267,670
				620,947

Florida 2.75%
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%	06/01/28	300,000	319,083
Seven Oaks, Florida, Community Development District, Special Assessment Revenue, Refunding, Series A1	5.50%	05/01/33	285,000	291,626
				610,709

Georgia 3.64%
Atlanta & Fulton County, Georgia Recreation Authority, Park Implementation Revenue, Series A	4.75%	12/01/35	300,000	307,161
Atlanta Development Authority Revenue	5.25%	07/01/22	500,000	502,150
				809,311

Guam 1.13%
Guam Education Financing Foundation Certificate of Participation, Series A	4.25%	10/01/18	250,000	250,100

Illinois 8.92%
Chicago Board of Education, GO Unlimited	5.25%	12/01/19	300,000	354,873
Chicago, Illinois Water Revenue, Refunding	5.75%	11/01/30	225,000	277,713
City Colleges of Chicago, GO Unlimited	5.00%	01/01/17	115,000	132,442
Du Page County, Refunding, GO Unlimited	5.60%	01/01/21	490,000	587,505
Illinois Finance Authority, Refunding, Series A	5.00%	10/01/14	150,000	162,792
Illinois Regional Transportation Authority Revenue, Series A	7.20%	11/01/20	220,000	262,370
State of Illinois, First Series, Refunding, GO Unlimited	5.50%	08/01/19	200,000	202,882
				1,980,577

Indiana 1.48%
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L	5.25%	01/01/33	305,000	328,418

Kansas 5.04%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15	250,000	276,125
Kansas State Development Finance Authority, Hospital Revenue, Series Z	5.00%	12/15/12	260,000	260,398
University of Kansas Hospital Authority Health Facilities Revenue	5.63%	09/01/27	570,000	582,568
				1,119,091

Kentucky 1.08%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00%	09/01/16	215,000	239,108

Massachusetts 3.76%
Massachusetts Bay Transportation Authority, Massachusetts Sales Tax Revenue, Refunding, Series A-1	5.25%	07/01/30	285,000	350,505
Massachusetts Bay Transportation Authority, Massachusetts Sales Tax Revenue, Series A	5.00%	07/01/31	405,000	483,833
				834,338

Michigan 4.84%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38%	05/01/18	215,000	191,455
Detroit, Michigan Water Supply System Revenue, Series B	5.00%	07/01/16	430,000	467,750
Macomb County Building Authority, GO Limited	4.50%	11/01/23	300,000	303,432
State of Michigan Trunk Line Revenue, Refunding	4.50%	11/01/26	105,000	112,944
				1,075,581

Missouri 1.33%
Kansas City Water Revenue	4.00%	12/01/22	250,000	295,145

Nevada 1.15%
Nye County School District, GO Limited	4.00%	05/01/15	235,000	256,070

New Hampshire 2.16%
Manchester, New Hampshire School Facilities Revenue, Refunding	5.50%	06/01/26	300,000	382,788
New Hampshire Health & Education Facilities Authority Revenue	5.00%	07/01/14	95,000	97,247
				480,035

New York 1.91%
Metropolitan Transportation Authority, New York, Revenue, Series A	5.00%	11/15/41	400,000	425,404

Ohio 4.47%
Cleveland, Ohio, Parking Facility Revenue, Prerefunding, Refunding	5.25%	09/15/22	130,000	168,233
Lorain County, Ohio, Community College District, Revenue	3.25%	12/01/17	300,000	323,466
South Euclid Special Assessment, GO Limited Tax	6.70%	12/01/14	70,000	76,142
Summit County, Ohio, Port Authority Revenue Development, Bioinnovation Institution	5.38%	12/01/30	390,000	425,022
				992,863

Puerto Rico 1.19%
Commonwealth of Puerto Rico, GO Unlimited	6.00%	07/01/13	250,000	264,132

Rhode Island 2.30%
Rhode Island State Health & Educational Building Corporation Revenue	6.50%	08/15/32	500,000	511,505

South Carolina 0.67%
South Carolina Jobs Economic Development Authority Revenue	5.00%	11/01/23	150,000	150,038

Tennessee 1.10%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00%	05/01/20	200,000	243,866

Texas 16.00%
Addison, Texas, GO Limited	4.50%	02/15/28	140,000	151,445
Center, Texas, GO Limited (ZCB)	3.50%(1)	02/15/20	150,000	121,950
Dallas, Texas Waterworks & Sewer Systems Revenue, Refunding	4.50%	10/01/19	225,000	254,869
Forney, Texas, GO Limited	5.00%	02/15/27	500,000	538,820
Goose Creek, Texas Independent School District Schoolhouse, Series A	5.25%	02/15/18	370,000	439,238
Greenville, Texas Independent School District, GO Unlimited, Refunding	4.00%	08/15/17	120,000	133,538
Laredo Independent School District Public Facility Corp., Lease Revenue, Series F	5.50%	08/01/24	100,000	100,456
North Texas Tollway Authority Revenue, Series F	5.75%	01/01/38	250,000	267,595
Prosper, Texas Independent School District, Capital Appreciation, School Building, GO Unlimited (ZCB)	6.00%(1)	08/15/33	1,000,000	347,730
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10%	08/15/27	400,000	442,364
Tarrant County, Texas Cultural Education Facilities Finance Corp., Health Resources Revenue, Refunding, Series A	5.00%	02/15/36	400,000	422,572
White Settlement, Texas Independent School District, GO Unlimited	4.13%	08/15/15	300,000	333,570
				3,554,147

Utah 2.67%
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C	5.50%	05/15/19	500,000	592,120

Washington 1.26%
Spokane County, Washington School District, No. 81, GO Unlimited	5.05%	06/01/22	255,000	278,929

Total Investments 95.74%				21,263,241
(cost $20,060,404)
Other assets and liabilities, net 4.26%				946,303

NET ASSETS 100%				$ 22,209,544

(1) Represents Yield

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)		March 31, 2012

COMMON STOCKS 87.75%	Shares	Value

Aerospace/Defense 1.03%
Northrop Grumman Corp.	3,000	$ 183,240

Agricultural Chemicals 1.55%
CF Industries Holdings, Inc.	1,500	273,975

Apparel Manufacturers 1.98%
VF Corp.	2,400	350,352

Beverages - Non-alcoholic 3.27%
The Coca-Cola Co.	2,800	207,228
Monster Beverage Corp.	6,000	372,540	*
		579,768

Building - Residential/Commercial 0.86%
D.R. Horton, Inc.	10,000	151,700

Cable/Satellite TV 1.03%
DIRECTV, Class A	3,700	182,558	*

Casino Hotels 2.27%
Las Vegas Sands Corp.	7,000	402,990

Chemicals - Diversified 2.06%
Dow Chemical Co.	5,000	173,200
PPG Industries, Inc.	2,000	191,600
		364,800

Chemicals - Specialty 0.93%
Eastman Chemical Co.	3,200	165,408

Commercial Services 0.93%
Iron Mountain, Inc.	5,700	164,160

Commercial Services - Financial 3.56%
MasterCard, Inc., Class A	1,500	630,810

Computer Services 1.09%
Accenture plc, Class A	3,000	193,500

Computers 0.94%
Hewlett-Packard Co.	7,000	166,810

Computers - Integrated Systems 1.15%
Teradata Corp.	3,000	204,450	*

Containers - Paper/Plastic 1.04%
Bemis Co., Inc.	5,700	184,053

Dental Supplies & Equipment 1.06%
Patterson Companies, Inc.	5,600	187,040

Diversified Manufacturing Operations 2.12%
General Electric Co.	10,000	200,700
Textron, Inc.	6,300	175,329
		376,029

E-Commerce/Services 1.22%
priceline.com, Inc.	300	215,250	*

Electric - Integrated 3.85%
American Electric Power Co., Inc.	4,600	177,468
Entergy Corp.	2,700	181,440
Exelon Corp.	3,800	148,998
Public Service Enterprise Group, Inc.	5,700	174,477
		682,383

Electric Products - Miscellaneous 1.03%
Emerson Electric Co.	3,500	182,630

Electronic Components - Semiconductors 3.90%
Intel Corp.	17,000	477,870
LSI Corp.	24,500	212,660	*
		690,530

Electronic Measuring Instruments 1.26%
Agilent Technologies, Inc.	5,000	222,550	*

Electronics - Military 0.92%
L-3 Communications Holdings, Inc.	2,300	162,771

Finance - Other Services 1.02%
The NASDAQ OMX Group, Inc.	7,000	181,300	*

Food - Miscellaneous/Diversified 2.11%
ConAgra Foods, Inc.	6,700	175,942
Sara Lee Corp.	9,200	198,076
		374,018

Food - Retail 1.91%
The Kroger Co.	6,800	164,764
Safeway, Inc.	8,600	173,806
		338,570

Independent Power Producer 0.90%
NRG Energy, Inc.	10,200	159,834	*

Industrial Gases 1.05%
Airgas, Inc.	2,100	186,837

Internet Infrastructure Software 1.90%
F5 Networks, Inc.	2,500	337,400	*

Internet Security 1.02%
VeriSign, Inc.	4,700	180,198

Investment Management/Advisory Services 2.21%
T. Rowe Price Group, Inc.	6,000	391,800

Life/Health Insurance 1.05%
Unum Group	7,600	186,048

Linen Supply & Related Items 0.99%
Cintas Corp.	4,500	176,040	*

Medical - Biomedical/Gene 3.18%
Amgen, Inc.	2,600	176,774
Celgene Corp.	5,000	387,600	*
		564,374

Medical - HMO 2.22%
Aetna, Inc.	4,000	200,640
WellPoint, Inc.	2,600	191,880
		392,520

Medical - Hospitals 0.93%
Tenet Healthcare Corp.	31,000	164,610	*

Multilevel Direct Selling 1.14%
Nu Skin Enterprises, Inc., Class A	3,500	202,685

Multi-line Insurance 1.14%
Assurant, Inc.	5,000	202,500

Oil & Gas Drilling 0.94%
Diamond Offshore Drilling, Inc.	2,500	166,875

Oil Companies - Exploration & Production 1.91%
Denbury Resources, Inc.	10,000	182,300	*
Devon Energy Corp.	2,200	156,464
		338,764

Oil Companies - Integrated 2.15%
ConocoPhillips	2,500	190,025
Exxon Mobil Corp.	2,200	190,806
		380,831

Oil Refining & Marketing 0.90%
Sunoco, Inc.	4,200	160,230

Printing - Commercial 0.98%
RR Donnelley & Sons Co.	14,000	173,460

Property/Casualty Insurance 1.94%
Chubb Corp.	2,400	165,864
The Travelers Cos., Inc.	3,000	177,600
		343,464

Retail - Apparel/Shoe 1.33%
The Gap, Inc.	9,000	235,260

Retail - Consumer Electronics 0.95%
Best Buy Co., Inc.	7,100	168,128

Retail - Discount 0.97%
Big Lots, Inc.	4,000	172,080	*

Retail - Regional Department Stores 0.99%
Kohl's Corp.	3,500	175,105

Retail - Restaurants 3.15%
Starbucks Corp.	10,000	558,900

Semiconductor Equipment 2.26%
ASML Holding N.V.	4,000	200,560	*
Novellus Systems, Inc.	4,000	199,640	*
		400,200

Telecommunication Equipment 1.02%
Harris Corp.	4,000	180,320

Telephone - Integrated 3.75%
AT&T, Inc.	6,500	202,995
Frontier Communications Corp.	30,000	125,100
Verizon Communications, Inc.	4,500	172,035
Windstream Corp.	14,000	163,940	*
		664,070

Tobacco 1.24%
Lorillard, Inc.	1,700	220,116

Web Portals/Internet Service Providers 1.45%
Google, Inc., Class A	400	256,496	*

Total Common Stocks		15,550,790
(cost $14,213,833)

REAL ESTATE INVESTMENT TRUST (REIT) 1.06%

American Tower Corp., Class A	3,000	189,060
(cost $159,047)

EXCHANGE-TRADED FUNDS (ETF) 1.11%

Financial Select Sector SPDR Fund	11,500	181,470	*
iShares Silver Trust	500	15,685	*

Total Exchange-Traded Funds		197,155
(cost $193,943)

Total Investments 89.92%		15,937,005
(cost $14,566,823)
Other assets and liabilities, net 10.08%		1,785,613

NET ASSETS 100%		$ 17,722,618

See notes to portfolios of investments.

HOLMES GROWTH FUND
Portfolio of Investments (unaudited)		March 31, 2012

COMMON STOCKS 87.39%	Shares	Value

Aerospace/Defense 1.79%
TransDigm Group, Inc.	6,000	$ 694,560	*

Agricultural Chemicals 1.41%
CF Industries Holdings, Inc.	3,000	547,950

Agricultural Operations 0.12%
Agriterra Ltd.	724,000	45,916	*

Apparel Manufacturers 1.88%
VF Corp.	5,000	729,900

Applications Software 1.55%
Intuit, Inc.	10,000	601,300

Beverages - Non-alcoholic 2.08%
Monster Beverage Corp.	13,000	807,170	*

Building - Heavy Construction 1.67%
Chicago Bridge & Iron Co. N.V., Class NY	15,000	647,850

Building - Residential/Commercial 0.86%
D.R. Horton, Inc.	22,000	333,740

Casino Hotels 1.48%
Las Vegas Sands Corp.	10,000	575,700

Commercial Services - Financial 4.61%
Cardtronics, Inc.	25,000	656,250	*
MasterCard, Inc., Class A	2,700	1,135,458
		1,791,708

Computer Services 1.16%
Accenture plc, Class A	7,000	451,500

Computers - Integrated Systems 1.05%
Teradata Corp.	6,000	408,900	*

E-Commerce/Services 1.29%
priceline.com, Inc.	700	502,250	*

Electronic Components - Miscellaneous 1.90%
InvenSense, Inc., Class A	20,000	362,000	*
Jabil Circuit, Inc.	15,000	376,800
		738,800

Electronic Components - Semiconductors 2.82%
Intel Corp.	39,000	1,096,290

Electronic Design Automation 1.83%
Cadence Design Systems, Inc.	60,000	710,400	*

Electronic Measuring Instruments 1.72%
Agilent Technologies, Inc.	15,000	667,650	*

Finance - Commercial 1.43%
IOU Financial, Inc.	38,000	13,714	*+
IOU Financial, Inc., 144A	1,500,000	541,354	*+
		555,068

Finance - Investment Banker/Broker 0.03%
Rodman & Renshaw Capital Group, Inc.	10,000	10,400	*

Finance - Leasing Company 1.77%
SeaCube Container Leasing Ltd.	40,000	688,000	*

Footwear & Related Apparel 1.65%
Steven Madden Ltd.	15,000	641,250	*

Gold Mining 0.04%
Endeavour Mining Corp.	6,300	14,084	*

Internet Application Software 1.31%
Clicksoftware Technologies Ltd.	40,000	507,200	*

Internet Infrastructure Software 1.74%
F5 Networks, Inc.	5,000	674,800	*

Investment Management/Advisory Services 2.02%
T. Rowe Price Group, Inc.	12,000	783,600

Machinery - General Industrial 0.94%
Chart Industries, Inc.	5,000	366,650	*

Medical - Biomedical/Gene 2.00%
Celgene Corp.	10,000	775,200	*

Medical - Drugs 2.98%
Akorn, Inc.	45,000	526,500	*
Jazz Pharmaceuticals plc	13,000	630,110	*
		1,156,610

Medical - Generic Drugs 1.33%
Perrigo Co.	5,000	516,550

Medical - Hospitals 0.08%
African Medical Investments plc	1,000,000	31,990	*

Medical Instruments 1.39%
Intuitive Surgical, Inc.	1,000	541,750	*

Metal - Iron 0.26%
Pacific Iron Corp. (RS)	100,000	100,000	*@

Multilevel Direct Selling 1.04%
Nu Skin Enterprises, Inc., Class A	7,000	405,370

Oil - Field Services 3.39%
Core Laboratories N.V.	10,000	1,315,700

Oil & Gas Royalty Trusts 1.00%
San Juan Basin Royalty Trust	20,000	387,800	*

Oil Companies - Exploration & Production 1.30%
PetroMagdalena Energy Corp.	121,600	195,048	*
PetroMagdalena Energy Corp., 144A	192,857	309,344	*
		504,392

Property/Casualty Insurance 0.69%
Amtrust Financial Services, Inc.	10,000	268,800

Quarrying 0.98%
Pacific Stone Tech, Inc. (RS)	1,757	380,000	@

Radio 6.68%
Newfoundland Capital Corp., Ltd., Class A	329,000	2,592,421	*

Real Estate Operating/Development 0.26%
Pacific Infrastructure, Inc. (RS)	100,000	100,000	*@

Recreational Vehicles 2.79%
Polaris Industries, Inc.	15,000	1,082,250	*

Retail - Apparel/Shoe 3.74%
Body Central Corp.	50,000	1,451,000	*

Retail - Automobile 1.37%
Rush Enterprises, Inc., Class A	25,000	530,500	*

Retail - Gardening Products 1.63%
Tractor Supply Co.	7,000	633,920

Retail - Perfume & Cosmetics 2.99%
Ulta Salon Cosmetics & Fragrance, Inc.	12,500	1,161,125	*

Retail - Restaurants 5.00%
Dunkin' Brands Group, Inc.	20,000	602,200
Starbucks Corp.	24,000	1,341,360
		1,943,560

Semiconductor Equipment 2.58%
ASML Holding N.V.	20,000	1,002,800	*

Transactional Software 1.07%
VeriFone Systems, Inc.	8,000	414,960	*

Vitamins & Nutrition Products 1.06%
Herbalife Ltd.	6,000	412,920

Wireless Equipment 1.63%
Ubiquiti Networks, Inc.	20,000	632,600	*

Total Common Stocks		33,934,854
(cost $29,191,634)

EXCHANGE-TRADED FUNDS (ETF) 1.09%

Financial Select Sector SPDR Fund	25,000	394,500	*
iShares Silver Trust	1,000	31,370	*

Total Exchange-Traded Funds		425,870
(cost $418,840)

WARRANTS 0.13%

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	500,000	0	*@

Oil Companies - Exploration & Production 0.13%
PetroMagdalena Energy Corp., 144A, Warrants (February 2016)	96,429	49,302	*

Total Warrants		49,302
(cost $0)

CONVERTIBLE DEBENTURE 0.26%	Principal Amount

Metal - Iron 0.26%
Pacific Iron Corp., 1.00%, maturity 06/07/12 (RS)	$ 100,000	100,000	@
(cost $100,000)

NOTE 0.97%

Building - Heavy Construction 0.97%
Arendal, S. de R.L. de C.V., 12.50%, maturity 10/30/12 (RS)	385,000	377,301	@
(cost $377,301)

Total Securities		34,887,327
(cost $30,087,775)

REPURCHASE AGREEMENT 6.70%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 3/30/2012, 0.07%, due 4/2/2012, repurchase price $2,600,176, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $2,600,161)	2,600,161	2,600,161

Total Investments 96.54%		37,487,488
(cost $32,687,936)
Other assets and liabilities, net 3.46%		1,343,605

NET ASSETS 100%		$ 38,831,093

See notes to portfolios of investments.

GLOBAL MEGATRENDS FUND
Portfolio of Investments (unaudited)		March 31, 2011

COMMON STOCKS 79.12%	Shares	Value

Agricultural Operations 0.30%
Agriterra Ltd.	724,000	$ 45,916	*

Airlines 2.17%
Alaska Air Group, Inc.	9,200	329,544	*

Building - Heavy Construction 1.99%
Chicago Bridge & Iron Co. N.V., Class NY	7,000	302,330

Building - Residential/Commercial 4.23%
D.R. Horton, Inc.	20,000	303,400
Lennar Corp., Class A	12,500	339,750
		643,150

Building Products - Cement/Aggregates 4.32%
Cementos Pacasmayo S.A.A., ADR	27,500	316,250	*
PT Holcim Indonesia Tbk	1,210,000	340,743
		656,993

Cellular Telecommunications 4.36%
Tim Participacoes S.A., Sponsored ADR	10,500	338,730	*
Vodacom Group Ltd.	23,000	324,279
		663,009

Chemicals - Diversified 1.96%
Dongyue Group	325,000	297,981

Coal 0.34%
Pacific Coal Resources Ltd.	36,000	12,632	*
Pacific Coal Resources Ltd., 144A	111,111	38,986	*
		51,618

Diversified Manufacturing Operations 2.18%
General Electric Co.	16,500	331,155

Diversified Operations 3.10%
Guangdong Investment Ltd.	240,000	166,272
Primoris Services Corp.	19,000	305,140
		471,412

Electric - Generation 2.22%
AES Corp.	24,000	313,680	*
Pacific Power Generation Corp. (RS)	349,057	23,358	*@
		337,038

Electric - Integrated 6.01%
Exelon Corp.	7,700	301,917
PPL Corp.	11,000	310,860
Southern Co.	6,700	301,031
		913,808

Energy - Alternate Sources 0.66%
Pacific Green Energy Corp. (RS)	100,000	100,000	*@

Forestry 1.88%
West Fraser Timber Co., Ltd.	6,200	286,598	*

Gold Mining 0.20%
Gran Colombia Gold Corp.	76,300	30,596	*

Machinery - Construction & Mining 2.30%
PT United Tractors Tbk	97,000	350,066

Machinery - General Industrial 2.17%
Chart Industries, Inc.	4,500	329,985	*

Machinery - Material Handling 1.98%
Cascade Corp.	6,000	300,720

Medical - Hospitals 2.14%
Life Healthcare Group Holdings Ltd.	100,000	325,915

Metal - Iron 0.66%
Pacific Iron Corp. (RS)	100,000	100,000	*@

Oil - US Royalty Trusts 0.96%
San Juan Basin Royalty Trust	7,500	145,425	*

Oil Companies - Exploration & Production 1.44%
PetroMagdalena Energy Corp.	36,071	57,858	*
PetroMagdalena Energy Corp., 144A	100,000	160,401	*
		218,259

Public Thoroughfares 2.02%
CCR S.A.	38,000	307,588

Quarrying 3.42%
Pacific Stone Tech, Inc. (RS)	2,405	520,000	@

Real Estate Management/Services 2.06%
BR Malls Participacoes S.A.	24,000	312,692

Real Estate Operating/Development 8.11%
Central Pattana PCL	250,000	373,195	*
Mongolia Growth Group Ltd.	49,000	193,544	*
Pacific Infrastructure, Inc. (RS)	326,533	326,533	*@
PT Alam Sutera Realty Tbk	5,000,000	339,020	*
		1,232,292

Retail - Automobile 1.88%
Rush Enterprises, Inc., Class A	13,500	286,470	*

Telephone - Integrated 4.07%
AT&T, Inc.	10,000	312,300
Verizon Communications, Inc.	8,000	305,840
		618,140

Transportation - Marine 3.88%
Golar LNG Ltd.	8,200	312,010
Tsakos Energy Navigation Ltd.	32,020	277,934
		589,944

Transportation - Services 1.94%
Vitran Corp., Inc.	37,000	295,260	*

Transportation - Truck 2.11%
J.B. Hunt Transport Services, Inc.	5,900	320,783

Warehousing & Harbor Transport Services 2.06%
Dalian Port (PDA) Co., Ltd., H shares	1,220,000	312,635	*

Total Common Stocks		12,027,322
(cost $11,310,521)

EXCHANGE-TRADED FUNDS (ETF) 8.22%

Consumer Discretionary Select Sector SPDR Fund	7,000	315,700	*
SPDR S&P Homebuilders ETF	14,500	309,285
SPDR S&P Regional Banking ETF	11,000	313,170
Technology Select Sector SPDR Fund	10,350	312,053	*

Total Exchange-Traded Funds		1,250,208
(cost $1,241,606)

WARRANTS 0.18%

Coal 0.01%
Pacific Coal Resources Ltd., 144A, Warrants (March 2016)	55,555	1,532	*

Oil Companies - Exploration & Production 0.17%
PetroMagdalena Energy Corp., 144A, Warrants (February 2016)	50,000	25,564	*

Total Warrants		27,096
(cost $0)

MASTER LIMITED PARTNERSHIPS 8.46%	Units

Pipelines 8.46%
Atlas Energy L.P.	11,000	363,000	*^
Enterprise Products Partners, L.P.	6,300	317,961	*
MarkWest Energy Partners, L.P.	5,100	298,095
NuStar Energy L.P.	5,200	307,216	*

Total Master Limited Partnerships		1,286,272
(cost $1,165,398)

CONVERTIBLE DEBENTURE 0.66%	Principal Amount

Metal - Iron 0.66%
Pacific Iron Corp., 1.00%, maturity 06/07/12 (RS)	$ 100,000	100,000	@
(cost $100,000)

NOTE 1.00%

Building - Heavy Construction 1.00%
Arendal, S. de R.L. de C.V., 12.50%, maturity 10/30/12 (RS)	155,000	151,900	@
(cost $151,900)

Total Investments 97.64%		14,842,798
(cost $13,969,425)
Other assets and liabilities, net 2.36%		359,398

NET ASSETS 100%		$ 15,202,196

CALL OPTIONS WRITTEN	Shares Subject To Call
Atlas Energy L.P., Strike Price 35, Expiration May 2012	11,000	$ 5,500
(premiums received $8,860)

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)		March 31, 2012

COMMON STOCKS 81.13%	Shares	Value

Agricultural Chemicals 5.97%
CF Industries Holdings, Inc.	63,000	$ 11,506,950	^
Monsanto Co.	157,000	12,522,320
Potash Corporation of Saskatchewan, Inc.	273,600	12,500,784
Spur Ventures, Inc.	274,867	110,222	*
		36,640,276

Agricultural Operations 3.13%
Agriterra Ltd.	74,500,900	4,724,860	*+
Bunge Ltd.	212,000	14,509,280	^
		19,234,140

Chemicals - Diversified 2.34%
Sociedad Quimica y Minera de Chile S.A., Sponsored ADR	245,000	14,374,150

Coal 7.70%
Exxaro Resources Ltd.	450,000	11,623,255
Pacific Coal Resources Ltd.	1,471,500	516,316	*+
Pacific Coal Resources Ltd., 144A	18,214,815	6,391,163	*+
Peabody Energy Corp.	420,000	12,163,200
Sable Mining Africa Ltd.	32,344,371	5,367,487	*
Walter Energy, Inc.	189,293	11,207,772	*
		47,269,193

Diamonds/Precious Stones 0.04%
Diamond Fields International Ltd.	1,800,000	198,496	*
Rockwell Diamonds, Inc., 144A	63,333	30,476	*
		228,972

Diversified Minerals 1.24%
African Potash Ltd.	15,800,000	1,926,998	*+
Atacama Minerals Corp.	1,025,000	1,068,672	*
Calibre Mining Corp.	600,000	300,752	*
Canada Zinc Metals Corp.	1,000,000	551,378	*
Lithium Americas Corp.	476,667	492,197	*
Melior Resources, Inc.	5,732,661	689,643	*
Woulfe Mining Corp.	8,143,000	2,571,474	*
		7,601,114

Electric - Generation 0.05%
Pacific Power Generation Corp. (RS)	4,868,396	325,779	*@

Energy - Alternate Sources 0.39%
Pacific Green Energy Corp. (RS)	2,400,000	2,400,000	*+@

Finance - Investment Banker/Broker 0.11%
Aberdeen International, Inc.	1,274,750	677,311	*

Food - Meat Products 3.28%
BRF-Brasil Foods S.A., Sponsored ADR	450,000	9,004,500	*
Tyson Foods, Inc., Class A	582,200	11,149,130
		20,153,630

Forestry 1.99%
Prima Colombia Hardwood, Inc.	15,265,832	459,123	*
West Fraser Timber Co., Ltd.	255,000	11,787,519	*
		12,246,642

Gold Mining 5.22%
Chesapeake Gold Corp.	167,000	2,009,023	*
Corona Minerals Ltd.	50,000	5,179	*@
Endeavour Mining Corp.	97,900	218,864	*
Euromax Resources Ltd.	540,840	100,306	*
Gran Colombia Gold Corp.	9,623,654	3,859,109	*
Gran Colombia Gold Corp., 144A	5,450,999	2,185,864	*
Kinross Gold Corp.	1	10
NGEx Resources, Inc.	1,000,000	2,506,266	*
Olympus Pacific Minerals, Inc.	265,000	85,013	*
Planet Exploration, Inc.	160,000	45,714	*
Randgold Resources Ltd., Sponsored ADR	100,000	8,798,000
Rusoro Mining Ltd.	3,119,433	218,908	*
Sunridge Gold Corp.	1,000,000	461,153	*
Yamana Gold, Inc.	740,000	11,558,800
		32,052,209

Medical - Hospitals 0.01%
African Medical Investments plc	2,507,500	80,215	*

Metal - Copper 5.63%
Catalyst Copper Corp.	1,800,000	216,541	*
Catalyst Copper Corp., 144A	5,000,000	601,504	*
First Quantum Minerals Ltd.	570,000	10,868,571
Freeport-McMoRan Copper & Gold, Inc.	278,790	10,605,172
Los Andes Copper Ltd.	754,000	279,679	*
Southern Copper Corp.	379,012	12,018,471
Verona Development Corp.	708,800	0	*@
		34,589,938

Metal - Diversified 0.66%
Bell Copper Corp.	2,500,000	112,782	*
Concordia Resource Corp.	1,000,000	461,153	*
GoviEx Uranium, Inc. (RS)	750,000	2,250,000	*@
Ivanhoe Mines Ltd.	75,000	1,180,500	*
Orsu Metals Corp., 144A	147,605	22,196	*
		4,026,631

Metal - Iron 2.45%
Cliffs Natural Resources, Inc.	175,000	12,120,500	^
Pacific Iron Corp. (RS)	2,600,000	2,600,000	*@
West African Iron Ore Corp.	2,925,000	307,895	*
		15,028,395

Mining Services 0.29%
Bounty Mining Ltd.	22,000,000	284,872	*@
Natasa Mining Ltd.	1,030,550	1,508,254	*
		1,793,126

Natural Resource Technology 0.00%
I-Pulse, Inc. (RS)	15,971	7,500	*@

Non - Ferrous Metals 0.27%
Anfield Nickel Corp., 144A	390,000	1,622,556	*
Sterling Group Ventures, Inc.	500,000	55,000	*
		1,677,556
Oil - Field Services 1.82%
Oil States International, Inc.	143,000	11,162,580	*

Oil & Gas Drilling 3.73%
ENSCO International plc, Sponsored ADR	235,000	12,438,550
Nabors Industries Ltd.	600,000	10,494,000	*
		22,932,550

Oil Companies - Exploration & Production 15.06%
Africa Oil Corp.	2,113,430	8,898,653	*
Anadarko Petroleum Corp.	159,200	12,471,728
BNK Petroleum, Inc.	931,300	1,531,160	*
EQT Corp.	253,300	12,211,593	*
Horn Petroleum Corp., 144A	2,110,889	3,851,447	*
Ivanhoe Energy, Inc.	414,100	448,349	*
Occidental Petroleum Corp.	129,000	12,284,670
Pacific Rubiales Energy Corp.	9,288	271,331
Petroamerica Oil Corp.	220,000	35,288	*
Petroamerica Oil Corp., 144A	8,000,000	1,283,208	*
PetroMagdalena Energy Corp.	2,593,342	4,159,747	*+
PetroMagdalena Energy Corp., 144A	6,576,143	10,548,199	*+
Petromanas Energy, Inc.	5,544,000	1,278,316	*
Pioneer Natural Resources Co.	80,400	8,971,836
Range Energy Resources, Inc.	15,100,000	1,211,027	*+
Royalite Petroleum Co., Inc.	2,266,333	1,813	*
ShaMaran Petroleum Corp.	6,100,000	1,559,398	*
SM Energy Co.	162,300	11,485,971
		92,503,734

Oil Companies - Integrated 6.17%
BP plc, Sponsored ADR	290,000	13,050,000
Cenovus Energy, Inc.	345,000	12,399,300
Imperial Oil Ltd.	274,500	12,459,555
		37,908,855

Oil Field Machinery & Equipment 2.01%
National-Oilwell Varco, Inc.	155,000	12,317,850	^

Oil Refining & Marketing 0.07%
Value Creation, Inc. (RS)	336,880	424,317	*@

Paper & Related Products 1.19%
International Paper Co.	208,300	7,311,330

Pipelines 2.26%
Kinder Morgan, Inc.	359,600	13,898,540	^

Platinum 0.00%
Osmium Holdings S.A. (RS)	104	0	*@

Precious Metals 1.94%
Coeur d'Alene Mines Corp.	473,000	11,229,020	*^
Fortress Minerals Corp.	170,071	681,989	*
		11,911,009

Quarrying 2.85%
Compass Minerals International, Inc.	176,000	12,626,240
Pacific Stone Tech, Inc. (RS)	22,659	4,900,000	+@
		17,526,240

Real Estate Operating/Development 1.40%
Mongolia Growth Group Ltd.	285,000	1,125,714	*
Pacific Infrastructure, Inc. (RS)	7,443,544	7,443,544	*@
		8,569,258

Silver Mining 1.70%
First Majestic Silver Corp.	628,000	10,412,240	*^

Transportation - Marine 0.16%
Tsakos Energy Navigation Ltd.	111,870	971,032

Total Common Stocks		498,256,312
(cost $551,819,395)

REAL ESTATE INVESTMENT TRUSTS (REIT) 4.35%

Plum Creek Timber Co., Inc.	328,000	13,631,680	*
Weyerhaeuser Co.	598,600	13,121,312

Total Real Estate Investment Trusts (REIT)		26,752,992
(cost $22,070,424)

WARRANTS 3.12%

Coal 0.04%
Pacific Coal Resources Ltd., 144A, Warrants (March 2016)	7,907,407	217,999	*

Diversified Minerals 0.00%
Lithium Americas Corp., 144A, Warrants (May 2012)	283,333	0	*@
Melior Resources, Inc., Warrants (June 2013)	3,803,000	19,063	*
Niocan, Inc., 144A, Warrants (August 2014)	260,000	0	*@
		19,063

Finance - Investment Banker/Broker 0.00%
Aberdeen International, Inc., 144A, Warrants (June 2012)	500,000	6,265	*

Gold Mining 1.25%
Dundee Precious Metals, Inc., Warrants (November 2015)	625,000	3,853,384	*
Gran Colombia Gold Corp., Warrants (August 2015)	2,622,733	446,982	*
Gran Colombia Gold Corp., 144A, Warrants (August 2015)	1,594,166	271,687	*
New Gold, Inc., Warrants (November 2012)	269,000	204,952	*
New Gold, Inc., 144A, Warrants (June 2017)	822,570	2,844,979	*
Rusoro Mining Ltd., 144A, Warrants (November 2012)	3,150,000	15,790	*
		7,637,774

Gold/Mineral Royalty Companies 0.04%
Franco-Nevada Corp., Warrants (June 2017)	44,000	242,606	*

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	1,162,500	0	*@

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	2,500,000	0	*@

Metal - Iron 0.03%
West African Iron Ore Corp., 144A, Warrants (March 2016)	2,925,000	205,263	*

Oil Companies - Exploration & Production 1.76%
Gran Tierra Energy, Inc., Warrants (June 2012)	1,550,000	8,122,000	*@
Horn Petroleum Corp., Warrants (September 2013)	2,110,889	1,121,575	*
Petroamerica Oil Corp., 144A, Warrants (October 2014)	8,000,000	401,003	*
PetroMagdalena Energy Corp., 144A, Warrants (February 2016)	2,303,357	1,177,656	*
		10,822,234

Total Warrants		19,151,204
(cost $3,679,163)

PURCHASED CALL OPTION 0.09%	Contracts

Oil Refining & Marketing 0.09%
Valero Energy Corp., Strike Price 25, Call, Expiration Jan. 2013	1,500	562,500
(premium $705,325)

PURCHASED PUT OPTION 0.02%

Gold Mining 0.02%
Randgold Resources Ltd., Strike Price 90, Put, Expiration Apr. 2012	230	103,500
(premium $60,679)

MASTER LIMITED PARTNERSHIPS 6.63%	Units

Pipelines 6.63%
Enterprise Products Partners, L.P.	262,000	13,223,140	*^
Spectra Energy Partners L.P.	435,000	13,898,250	*
Western Gas Partners L.P.	295,000	13,614,250	*

Total Master Limited Partnerships		40,735,640
(cost $38,859,234)

DEBENTURE 0.08%	Principal Amount

Diversified Minerals 0.08%
Niocan, Inc., 12.00%, maturity 08/27/12	$ 500,000	501,253	@
(cost $510,621)

NOTE 0.70%

Building - Heavy Construction 0.70%
Arendal, S. de R.L. de C.V., 12.50%, maturity 10/30/12 (RS)	4,415,000	4,326,709	@
(cost $4,326,709)

SILVER-LINKED NOTE 0.32%

Gold Mining 0.32%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	2,287,000	1,949,667
(cost $2,244,927)

CORPORATE BOND 0.16%

Mining Services 0.16%
Great Western Minerals Group Ltd., 8.00%, maturity 04/06/17	1,000,000	951,200
(cost $1,000,000)

Total Securities		593,290,977
(cost $625,276,477)

REPURCHASE AGREEMENT 5.03%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 3/30/2012, 0.07%, due 4/2/2012, repurchase price $30,878,851, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $30,878,671)	30,878,671	30,878,671

Total Investments 101.63%		624,169,648
(cost $656,155,148)
Other assets and liabilities, net (1.63%)		(10,000,871)

NET ASSETS 100%		$ 614,168,777

CALL OPTIONS WRITTEN	Shares Subject To Call
Bunge Ltd., Strike Price 70, Expiration Apr. 2012	50,000	$ 25,000
Bunge Ltd., Strike Price 70, Expiration May 2012	50,000	67,500
CF Industries Holdings, Inc., Strike Price 190, Expiration Apr. 2012	30,000	96,000
Cliffs Natural Resources, Inc., Strike Price 65, Expiration Apr. 2012	155,000	813,750
Coeur d'Alene Mines Corp., Strike Price 28, Expiration Apr. 2012	300,000	15,000
Enterprise Products Partners, L.P., Strike Price 52.50, Expiration May 2012	130,000	26,000
First Majestic Silver Corp., Strike Price 20, Expiration Apr. 2012	400,000	20,000
Kinder Morgan, Inc., Strike Price 37.50, Expiration Apr. 2012	155,000	186,000
Monsanto Co., Strike Price 85, Expiration May 2012	50,000	41,000
National-Oilwell Varco, Inc., Strike Price 90, Expiration Aug. 2012	155,000	361,150

Total Call Options Written		$ 1,651,400
(premiums received $1,980,836)

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)		March 31, 2012

COMMON STOCKS 80.65%	Shares	Value

Agricultural Operations 0.64%
Agriterra Ltd.	42,930,100	$ 2,722,634	*

Coal 0.96%
Pacific Coal Resources Ltd.	422,000	148,070	*
Pacific Coal Resources Ltd., 144A	2,222,222	779,727	*
Prophecy Coal Corp., 144A	133,400	55,500	*
Sable Mining Africa Ltd.	18,571,500	3,081,905	*
		4,065,202

Diamonds/Precious Stones 0.94%
Diagem, Inc.	406,350	0	*@
Diamonds North Resources Ltd.	1,757,400	96,899	*
Diamonds North Resources Ltd., 144A	1,046,800	57,718	*
Gold Standard Ventures Corp.	525,000	994,737	*
Lucara Diamond Corp.	1,250,000	1,340,852	*
Northern Superior Resources, Inc., Class A	1,510,900	424,112	*
Olivut Resources Ltd.	645,000	963,459	*
Rockwell Diamonds, Inc.	66,666	32,080	*
Rockwell Diamonds, Inc., 144A	171,667	82,607	*
		3,992,464

Diversified Minerals 3.62%
African Potash Ltd.	3,000,000	365,886	*
Aldridge Minerals, Inc.	2,006,000	1,307,168	*+
Amarc Resources Ltd.	695,545	289,375	*
Azumah Resources Ltd.	2,100,310	609,199	*
Calibre Mining Corp.	1,082,500	542,606	*
Elissa Resources Ltd., 144A	36,250	5,996	*
Erdene Resource Development Corp.	396,000	154,827	*
Global Minerals Ltd.	450,000	203,007	*
Golden Alliance Resources Corp.	235,000	30,627	*
Helio Resource Corp.	500,000	115,288	*
Indochine Mining Ltd.	6,469,302	1,239,787	*
Mindoro Resources Ltd.	2,984,000	321,584	*
Mines Management, Inc.	350,000	595,000	*
Miocene Metals Ltd.	256,833	27,035	*
Moss Lake Gold Mines Ltd.	3,345,000	704,211	*+
New Pacific Metals Corp.	45,380	42,764	*
North American Tungsten Corp.	950,000	390,476	*
Prodigy Gold, Inc.	1,225,000	859,649	*
Rochester Resources Ltd.	1,125,000	50,752	*+
Rochester Resources Ltd., 144A	6,630,000	299,098	*+
Rubicon Minerals Corp.	1,300,000	4,261,654	*
Sirocco Mining, Inc.	2,411,000	2,513,724	*
Strongbow Exploration, Inc.	825,000	99,248	*
Wallbridge Mining Co., Ltd.	1,541,000	301,248	*
		15,330,209

Finance - Investment Banker/Broker 0.30%
Aberdeen International, Inc.	2,396,000	1,273,063	*

Gold Mining 53.63%
Agnico-Eagle Mines Ltd.	350,000	11,683,000
Alamos Gold, Inc.	96,500	1,771,343	*
Almaden Minerals Ltd.	565,000	1,461,353	*
AngloGold Ashanti Ltd., Sponsored ADR	50,000	1,846,000
AuRico Gold, Inc.	315,000	2,794,050	*
B2Gold Corp.	1,400,000	6,007,018	*
Barrick Gold Corp.	79,000	3,434,920
Belo Sun Mining Corp.	1,000,000	932,331	*
Brazilian Gold Corp.	500,000	218,045	*
Canaco Resources, Inc.	800,000	761,905	*
Canyon Resources Ltd.	826,316	487,909	*
Caza Gold Corp.	1,000,000	270,677	*
CB Gold, Inc.	1,115,000	1,330,175	*
Chalice Gold Mines Ltd.	4,000,000	1,035,900	*
Chesapeake Gold Corp.	665,300	8,003,609	*
Choice Gold Corp.	975,000	90,414	*
Choice Gold Corp. (RS)	870,000	76,643	*@
Claude Resources, Inc.	1,500,000	1,639,098	*
Colossus Minerals, Inc.	402,000	2,204,451	*
Continental Gold Ltd.	902,000	6,709,614	*
Corona Minerals Ltd.	812,500	84,167	*@
Crystallex International Corp.	2,150,000	311,750	*
Doray Minerals Ltd.	1,000,000	1,310,413	*
Dundee Precious Metals, Inc.	600,000	5,473,684	*
Eastmain Resources, Inc.	700,000	877,193	*
Eldorado Gold Corp.	250,000	3,435,000	*
Endeavour Mining Corp.	107,200	239,655	*
Entree Gold, Inc.	2,940,000	3,684,211	*
Extorre Gold Mines Ltd.	457,000	2,748,872	*
Goldcorp, Inc.	200,000	9,012,000
Golden Arrow Resources Corp.	2,150,000	684,336	*
Golden Predator Corp.	2,985,700	1,825,842	*
Golden Star Resources Ltd.	550,000	1,023,000	*
Gran Colombia Gold Corp.	7,064,678	2,832,954	*+
Gran Colombia Gold Corp., 144A	17,175,360	6,887,362	*+
Grandview Gold, Inc.	1,100,000	44,110	*
Great Basin Gold Ltd.	1,000,000	701,754	*
Guyana Goldfields, Inc.	284,000	973,714	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	1,045,000	11,421,850	*
IAMGOLD Corp.	175,000	2,325,750
Intrepid Mines Ltd.	1,650,000	1,256,288	*
Kaminak Gold Corp., Class A	100,000	216,541	*
Kilo Goldmines Ltd.	2,500,000	501,253	*
Kimber Resources, Inc.	1,500,000	1,380,000	*
Kinross Gold Corp.	377,000	3,690,830
Kirkland Lake Gold, Inc.	200,000	2,891,228	*
Klondex Mines Ltd.	3,113,500	7,210,211	*+
Lexam VG Gold, Inc.	2,370,000	772,180	*
Lexam VG Gold, Inc., 144A	2,406,501	784,073	*
Lion One Metals Ltd.	300,000	279,699	*
Malbex Resources, Inc.	470,500	122,637	*
Malbex Resources, Inc., 144A	1,333,333	347,535	*
Midway Gold Corp.	265,800	380,094	*
Mirasol Resources Ltd.	2,137,000	6,534,185	*+
NGEx Resources, Inc.	2,385,000	5,977,444	*
Olympus Pacific Minerals, Inc.	545,590	175,026	*
Pacific Rim Mining Corp.	133,500	18,737	*
Pan African Resources plc	10,000,000	2,633,397	*
Petaquilla Minerals Ltd., 144A	2,660,000	1,200,000	*
Pilot Gold, Inc.	100,000	181,454	*
Planet Exploration, Inc.	1,030,500	294,429	*
PMI Gold Corp.	9,000,000	11,007,519	*
Premier Gold Mines Ltd.	700,000	3,684,211	*
Queenston Mining, Inc.	350,000	1,571,930	*
Radius Gold, Inc.	2,165,000	672,832	*
Ramelius Resources Ltd.	1,300,000	1,151,403	*
Randgold Resources Ltd., Sponsored ADR	120,000	10,557,600
Renaissance Gold, Inc.	530,000	462,256	*
Reunion Gold Corp.	1,920,000	1,462,857	*
Revolution Resources Corp., 144A	570,000	165,714	*
Richmont Mines, Inc.	614,950	4,784,311	*
Rio Alto Mining Ltd.	500,000	2,200,501	*
Riverstone Resources, Inc.	300,000	168,421	*
Romarco Minerals, Inc.	1,000,000	992,481	*
Rusoro Mining Ltd.	6,325,900	443,923	*
Rye Patch Gold Corp.	5,735,000	3,622,105	*
San Gold Corp.	2,025,000	2,943,609	*
Seafield Resources Ltd., 144A	1,300,000	208,521	*
SEMAFO, Inc.	300,000	1,600,000	*
Silver Lake Resources Ltd.	500,000	1,766,209	*
Solvista Gold Corp.	65,000	23,784	*+
Solvista Gold Corp., 144A	2,620,000	958,697	*+
St Barbara Ltd.	1,500,000	3,200,931	*
Sunridge Gold Corp.	1,000,000	461,153	*
Taurus Gold Ltd. (RS)	2,255,169	3,382,754	*@
Tolima Gold, Inc., 144A	225,000	84,023	*
Tolima Gold, Inc., 144A (RS)	4,100,000	1,454,524	*@
Torex Gold Resources, Inc.	1,200,000	2,406,015	*
Trelawney Mining & Exploration, Inc.	160,000	415,439	*
TriStar Gold, Inc.	1,377,500	476,429	*
Virginia Mines, Inc.	775,800	7,583,007	*
West Kirkland Mining, Inc.	1,450,000	1,206,516	*+
Yamana Gold, Inc.	660,000	10,309,200
		226,932,188

Gold/Mineral Royalty Companies 1.93%
Franco-Nevada Corp.	190,000	8,169,524	*

Investment Companies 0.00%
Invictus Financial, Inc.	49,800	4,992	*

Medical - Hospitals 0.04%
African Medical Investments plc	4,637,500	148,354	*

Metal - Copper 0.69%
Catalyst Copper Corp.	1,564,000	188,151	*
Catalyst Copper Corp., 144A	2,000,000	240,601	*
Lumina Copper Corp.	30,000	491,729	*
Revett Minerals, Inc.	476,600	2,001,959	*
Verona Development Corp.	48,500	0	*@
		2,922,440

Metal - Diversified 3.39%
Avion Gold Corp.	785,000	802,707	*
Balmoral Resources Ltd.	1,075,000	851,378	*
Bearing Resources Ltd.	81,250	32,581	*
Bell Copper Corp.	2,000,000	90,226	*
Cerro Resources NL	18,658,000	2,220,173	*
Cerro Resources NL, 144A	2,600,000	299,749	*
Dalradian Resources, Inc.	1,678,000	2,489,664	*
First Point Minerals Corp.	2,400,000	1,443,609	*
Imperial Metals Corp.	198,000	3,310,917	*
Mariana Resources Ltd.	4,225,000	473,052	*
Orsu Metals Corp.	289,800	43,579	*
Orsu Metals Corp., 144A	1,800,000	270,677	*
Prophecy Platinum Corp.	1	3	*
Rackla Metals, Inc.	714,999	136,190	*
Robust Resources Ltd.	600,000	776,925	*
South American Silver Corp.	535,000	766,967	*
Temex Resources Corp.	950,000	166,667	*
Tigray Resources, Inc.	275,000	162,657	*
		14,337,721

Mining Services 1.35%
Argent Minerals Ltd.	5,625,000	699,232	*
Energold Drilling Corp.	390,000	2,044,812	*
Geodrill Ltd.	320,000	1,065,063	*
Natasa Mining Ltd.	1,293,449	1,893,018	*
		5,702,125

Oil Companies - Exploration & Production 1.70%
Big Sky Energy Corp.	2,000,000	0	*@
PetroMagdalena Energy Corp.	880,671	1,412,605	*
PetroMagdalena Energy Corp., 144A	3,592,857	5,762,979	*
		7,175,584

Platinum 0.81%
Osmium Holdings S.A. (RS)	891	0	*@
Pacific North West Capital Corp.	1,291,666	168,337	*
Platinum Group Metals Ltd.	2,250,000	3,270,677	*
		3,439,014

Precious Metals 5.30%
Alexco Resource Corp.	302,000	2,107,960	*
Atikwa Resources, Inc.	1,333,333	66,834	*
Candente Gold Corp.	765,000	195,564	*+
Candente Gold Corp., 144A	4,875,000	1,246,240	*+
Coeur d'Alene Mines Corp.	350,000	8,309,000	*^
Fortress Minerals Corp.	202,000	810,025	*
Fortress Minerals Corp., 144A	70,000	280,702	*
Newstrike Capital, Inc.	20,000	52,130	*
Polymetal International plc	170,000	2,511,135	*
Roxgold, Inc.	1,007,400	1,737,071	*
Sabina Gold & Silver Corp.	899,400	2,515,615	*
Solitario Exploration & Royalty Corp.	945,000	1,326,316	*
Tahoe Resources, Inc.	60,000	1,264,361	*
		22,422,953

Silver Mining 5.35%
First Majestic Silver Corp.	145,000	2,404,100	*
Fortuna Silver Mines, Inc.	675,000	3,045,113	*
MAG Silver Corp.	811,000	8,211,629	*
Silver Wheaton Corp.	270,000	8,964,000	^
		22,624,842

Total Common Stocks		341,263,309
(cost $426,373,395)

EXCHANGE-TRADED FUNDS (ETF) 0.98%

Market Vectors Gold Miners ETF	20	992	*
Market Vectors Junior Gold Miners ETF	35	859	*
SPDR Gold Trust	25,600	4,150,784	*

Total Exchange-Traded Funds		4,152,635
(cost $4,147,917)

WARRANTS 4.17%

Coal 0.01%
Pacific Coal Resources Ltd., 144A, Warrants (March 2016)	1,111,111	30,632	*

Diversified Minerals 0.00%
Mines Management, Inc., Warrants (April 2012)	950,300	21,382	*

Gold Mining 3.78%
Agnico-Eagle Mines Ltd., Warrants (December 2013)	39,400	169,617	*
Agnico-Eagle Mines Ltd., 144A, Warrants (December 2013)	110,000	473,550	*
Choice Gold Corp., Warrants (December 2012) (RS)	870,000	0	*@
Crystallex International Corp., 144A, Warrants (December 2049)	162,500	0	*@
Dundee Precious Metals, Inc., Warrants (November 2015)	1,235,500	7,617,368	*
Endeavour Mining Corp., Warrants (February 2014)	1,030,000	671,178	*
Gran Colombia Gold Corp., Warrants (August 2015)	2,221,104	378,534	*
Gran Colombia Gold Corp., 144A, Warrants (August 2015)	4,520,983	770,493	*
Kinross Gold Corp., Warrants (September 2013)	787,411	418,374	*
Kinross Gold Corp., Warrants (September 2014)	250,000	160,401	*
New Gold, Inc., Warrants (April 2012)	2,525,100	12,657	*
New Gold, Inc., Warrants (November 2012)	341,000	259,810	*
New Gold, Inc., Warrants (June 2017)	1,100,000	3,804,511	*
New Gold, Inc., 144A, Warrants (June 2017)	352,530	1,219,277	*
Petaquilla Minerals Ltd., 144A, Warrants (January 2014)	2,660,000	0	*@
Rusoro Mining Ltd., Warrants (November 2012)	225,750	1,132	*
Rusoro Mining Ltd., 144A, Warrants (November 2012)	6,105,000	30,602	*
Seafield Resources Ltd., 144A, Warrants (December 2012)	1,300,000	9,774	*
Solvista Gold Corp., 144A, Warrants (April 2013)	1,310,000	0	*@
Tolima Gold, Inc., 144A, Warrants (December 2013) (RS)	425,000	0	*@
Tolima Gold, Inc., 144A, Warrants (December 2013) (RS)	1,625,000	0	*@
		15,997,278

Gold/Mineral Royalty Companies 0.15%
Franco-Nevada Corp., Warrants (July 2013)	42,200	10,154	*
Franco-Nevada Corp., 144A, Warrants (July 2013)	125,000	30,075	*
Franco-Nevada Corp., Warrants (June 2017)	105,932	584,086	*
		624,315

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	2,125,000	0	*@

Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	1,000,000	0	*@

Metal - Diversified 0.01%
Orsu Metals Corp., 144A, Warrants (April 2012)	900,000	0	*@
Rackla Metals, Inc., Warrants (June 2013)	41,666	2,715	*
Rackla Metals, Inc., Warrants (June 2013)	673,333	43,876	*
		46,591

Oil Companies - Exploration & Production 0.22%
PetroMagdalena Energy Corp., 144A, Warrants (February 2016)	1,796,429	918,475	*

Total Warrants		17,638,673
(cost $12,970,957)

SPECIAL WARRANTS 0.00%

Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049) (RS)	600,000	0	*@
(cost $300,000)

PURCHASED CALL OPTIONS 0.66%	Contracts

Gold Mining 0.44%
Agnico-Eagle Mines Ltd., Strike Price 47.50, Call, Expiration Jan. 2013 (premium $359,125)	3,500	374,500
Agnico-Eagle Mines Ltd., Strike Price 55, Call, Expiration Jan. 2013 (premium $628,091)	1,067	54,417
Goldcorp, Inc., Strike Price 65, Call, Expiration Jan. 2014 (premium $400,371)	1,011	248,706
IAMGOLD Corp., Strike Price 15, Call, Expiration Jan. 2013 (premium $58,400)	200	26,500
IAMGOLD Corp., Strike Price 17.50, Call, Expiration Jan. 2013 (premium $118,416)	1,750	131,250
Kinross Gold Corp., Strike Price 12, Call, Expiration Jan. 2014 (premium $232,765)	1,246	181,916
Newmont Mining Corp., Strike Price 60, Call, Expiration Jan. 2013 (premium $1,982,486)	4,016	843,360
		1,860,649

Silver Mining 0.22%
Hecla Mining Co., Strike Price 5, Call, Expiration Jan. 2013 (premium $181,461)	2,133	142,911
Silver Standard Resources, Inc., Strike Price 15, Call, Expiration Jan. 2013 (premium $1,335,194)	3,029	772,395
		915,306

Total Purchased Call Options		2,775,955
(cost $5,296,309)

PURCHASED PUT OPTIONS 0.07%	Contracts

Exchange-Traded Funds (ETF) 0.04%
Market Vectors Gold Miners ETF, Strike Price 45, Put, Expiration Jan. 2013 (premium $149,753)	445	151,300

Gold Mining 0.03%
Randgold Resources Ltd., Strike Price 90, Put, Expiration Apr. 2012 (premium $79,129)	300	135,000

Total Purchased Put Options		286,300
(cost $228,882)

CONVERTIBLE DEBENTURE 0.28%	Principal Amount

Metal - Iron 0.28%
Pacific Iron Corp., 1.00%, maturity 06/07/12 (RS)	$ 1,200,000	1,200,000	@
(cost $1,200,000)

SILVER-LINKED NOTE 1.70%

Gold Mining 1.70%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	8,448,000	7,201,920
(cost $8,407,185)

Total Securities		374,518,792
(cost $458,924,645)

REPURCHASE AGREEMENT 12.54%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 3/30/2012, 0.07%, due 4/2/2012, repurchase price $53,066,530, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $53,066,220)	53,066,220	53,066,220

Total Investments 101.05%		427,585,012
(cost $511,990,865)
Other assets and liabilities, net (1.05%)		(4,435,067)

NET ASSETS 100%		$ 423,149,945

CALL OPTIONS WRITTEN	Shares Subject To Call
Coeur d'Alene Mines Corp., Strike Price 24, Expiration Apr. 2012	175,000	$ 113,750
Silver Wheaton Corp., Strike Price 33, Expiration Apr. 2012	50,000	58,500

Total Call Options Written		$ 172,250
(premiums received $374,683)

See notes to portfolios of investments.

GOLD AND PRECIOUS METALS FUND
Portfolio of Investments (unaudited)		March 31, 2012

COMMON STOCKS 72.46%	Shares	Value

Gold Mining 54.19%
Agnico-Eagle Mines Ltd.	150,000	$ 5,007,000
Alacer Gold Corp.	250,000	2,127,819	*
Alamos Gold, Inc.	40,200	737,907	*
Allied Nevada Gold Corp.	60,000	1,951,800	*
AngloGold Ashanti Ltd., Sponsored ADR	85,000	3,138,200
AuRico Gold, Inc.	580,000	5,144,600	*
Aurizon Mines Ltd.	200,000	968,000	*
B2Gold Corp.	900,000	3,861,654	*
Barrick Gold Corp.	119,500	5,195,860
Centerra Gold, Inc.	70,000	1,088,421	*
Cia de Minas Buenaventura S.A., Sponsored ADR	100,000	4,031,000
Claude Resources, Inc.	1,000,000	1,092,732	*
DRDGOLD Ltd., Sponsored ADR	200,000	1,486,000
Dundee Precious Metals, Inc.	340,000	3,101,754	*
Eldorado Gold Corp.	150,000	2,061,000	*
Endeavour Mining Corp.	39,800	88,976	*
Goldcorp, Inc.	200,000	9,012,000
Golden Star Resources Ltd.	275,000	511,500	*
Gran Colombia Gold Corp.	4,940,158	1,981,016	*
Gran Colombia Gold Corp., 144A	4,150,000	1,664,160	*
Great Basin Gold Ltd.	350,000	245,614	*
Harmony Gold Mining Co., Ltd., Sponsored ADR	865,000	9,454,450	*
IAMGOLD Corp.	200,000	2,658,000
Kinross Gold Corp.	183,000	1,791,570
Kirkland Lake Gold, Inc.	200,000	2,891,228	*
Lake Shore Gold Corp.	500,000	516,291	*
Nevsun Resources Ltd.	200,000	736,000
New Gold, Inc.	200,000	1,975,867	*
Pan African Resources plc	5,000,000	1,316,699	*
Randgold Resources Ltd., Sponsored ADR	57,500	5,058,850
Richmont Mines, Inc.	304,000	2,365,120	*
Rio Alto Mining Ltd.	250,000	1,100,251	*
Royal Gold, Inc.	50,000	3,261,000
San Gold Corp.	1,025,000	1,489,975	*
Sandstorm Gold Ltd.	485,000	914,085	*
SEMAFO, Inc.	275,000	1,466,667	*
Silver Lake Resources Ltd.	1,000,000	3,532,419	*
St Barbara Ltd.	500,000	1,066,977	*
Yamana Gold, Inc.	330,000	5,154,600
		101,247,062

Gold/Mineral Royalty Companies 4.80%
Franco-Nevada Corp.	208,600	8,969,277	*

Medical - Hospitals 0.03%
African Medical Investments plc	2,000,000	63,980	*

Metal - Copper 1.02%
Freeport-McMoRan Copper & Gold, Inc.	50,000	1,902,000

Metal - Diversified 0.17%
Avion Gold Corp.	310,000	316,993	*

Mining Services 0.44%
Major Drilling Group International, Inc.	50,000	829,574	*

Precious Metals 6.92%
Alexco Resource Corp.	170,000	1,186,600	*
Coeur d'Alene Mines Corp.	172,500	4,095,150	*^
McEwen Mining, Inc.	300,000	1,332,000	*
Minefinders Corp.	300,000	4,170,000	*
Polymetal International plc	145,000	2,141,850	*
		12,925,600

Silver Mining 4.89%
First Majestic Silver Corp.	65,000	1,077,700	*
Fortuna Silver Mines, Inc.	475,000	2,142,857	*
Pan American Silver Corp.	55,000	1,213,300	*
Scorpio Mining Corp.	170,000	221,554	*
Silver Wheaton Corp.	135,000	4,482,000	^
		9,137,411

Total Common Stocks		135,391,897
(cost $154,599,757)

EXCHANGE-TRADED FUNDS (ETF) 0.91%

Market Vectors Gold Miners ETF	20	992	*
Market Vectors Junior Gold Miners ETF	35	859	*
SPDR Gold Trust	10,500	1,702,470	*

Total Exchange-Traded Funds		1,704,321
(cost $1,774,444)

WARRANTS 6.69%

Gold Mining 6.50%
Agnico-Eagle Mines Ltd., Warrants (December 2013)	34,500	148,522	*
Agnico-Eagle Mines Ltd., 144A, Warrants (December 2013)	70,000	301,350	*
Crystallex International Corp., 144A, Warrants (December 2049)	62,500	0	*@
Dundee Precious Metals, Inc., Warrants (June 2012)	56,100	281	*
Dundee Precious Metals, Inc., Warrants (November 2015)	1,394,100	8,595,203	*
Endeavour Mining Corp., Warrants (February 2014)	408,000	265,865	*
Gran Colombia Gold Corp., Warrants (August 2015)	1,947,773	331,951	*
Gran Colombia Gold Corp., 144A, Warrants (August 2015)	625,000	106,516	*
Kinross Gold Corp., Warrants (September 2013)	662,394	351,949	*
Kinross Gold Corp., Warrants (September 2014)	130,000	83,409	*
New Gold, Inc., Warrants (April 2012)	3,078,400	15,431	*
New Gold, Inc., Warrants (November 2012)	1,136,000	865,524	*
New Gold, Inc., Warrants (June 2017)	310,000	1,072,180	*
Rusoro Mining Ltd., Warrants (November 2012)	688,750	3,452	*
Rusoro Mining Ltd., 144A, Warrants (November 2012)	930,000	4,662	*
		12,146,295

Gold/Mineral Royalty Companies 0.19%
Franco-Nevada Corp., 144A, Warrants (July 2013)	125,000	30,075	*
Franco-Nevada Corp., Warrants (June 2017)	59,768	329,548	*
		359,623

Medical - Hospitals 0.00%
African Medical Investments plc, Warrants (June 2014)	912,500	0	*@

Total Warrants		12,505,918
(cost $8,094,918)

PURCHASED CALL OPTIONS 1.11%	Contracts

Gold Mining 0.80%
Agnico-Eagle Mines Ltd., Strike Price 47.50, Call, Expiration Jan. 2013 (premium $153,911)	1,500	160,500
Agnico-Eagle Mines Ltd., Strike Price 55, Call, Expiration Jan. 2013 (premium $313,864)	533	27,183
Allied Nevada Gold Crop., Strike Price 30, Call, Expiration Sep. 2012 (premium $316,616)	600	312,000
AngloGold Ashanti Ltd., Strike Price 50, Call, Expiration Jan. 2013 (premium $271,180)	1,050	78,750
Gold Fields Ltd., Strike Price 20, Call, Expiration Jan. 2013 (premium $189,221)	2,020	39,390
Goldcorp, Inc., Strike Price 65, Call, Expiration Jan. 2013 (premium $875)	5	303
Goldcorp, Inc., Strike Price 65, Call, Expiration Jan. 2014 (premium $201,819)	509	125,214
IAMGOLD Corp., Strike Price 15, Call, Expiration Jan. 2013 (premium $58,400)	200	26,500
IAMGOLD Corp., Strike Price 17.50, Call, Expiration Jan. 2013 (premium $135,327)	2,000	150,000
Kinross Gold Corp., Strike Price 12, Call, Expiration Jan. 2014 (premium $196,615)	1,049	153,154
Newmont Mining Corp., Strike Price 60, Call, Expiration Jan. 2013 (premium $994,023)	2,014	422,940
		1,495,934

Silver Mining 0.31%
Hecla Mining Co., Strike Price 5, Call, Expiration Jan. 2013 (premium $90,767)	1,067	71,489
Pan American Silver Corp., Strike Price 30, Call, Expiration Jan. 2013 (premium $325,946)	1,595	151,525
Silver Standard Resources, Inc., Strike Price 15, Call, Expiration Jan. 2013 (premium $605,645)	1,376	350,880
		573,894

Total Purchased Call Options		2,069,828
(cost $3,854,209)

PURCHASED PUT OPTIONS 0.07%

Exchange-Traded Funds (ETF) 0.04%
Market Vectors Gold Miners ETF, Strike Price 45, Put, Expiration Jan. 2013 (premium $69,314)	206	70,040

Gold Mining 0.03%
Randgold Resources Ltd., Strike Price 90, Put, Expiration Apr. 2012 (premium $39,564)	150	67,500

Total Purchased Put Options		137,540
(cost $108,878)

NOTES 2.31%	Principal Amount

Gold Mining 2.31%
Barrick Gold Corp., 6.95%, maturity 04/01/19	$ 1,700,000	2,075,931
Newmont Mining Corp., 6.25%, maturity 10/01/39	2,000,000	2,230,306

Total Notes		4,306,237
(cost $4,466,529)

SILVER-LINKED NOTE 2.05%

Gold Mining 2.05%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	4,500,000	3,836,250
(cost $4,465,286)

Total Securities		159,951,991
(cost $177,364,021)

REPURCHASE AGREEMENT 15.50%

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 3/30/2012, 0.07%, due 4/2/2012, repurchase price $28,961,784, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $28,961,615)	28,961,615	28,961,615

Total Investments 101.10%		188,913,606
(cost $206,325,636)
Other assets and liabilities, net (1.10%)		(2,061,163)

NET ASSETS 100%		$ 186,852,443

CALL OPTIONS WRITTEN	Shares Subject To Call
Coeur d'Alene Mines Corp., Strike Price 24, Expiration Apr. 2012	85,000	$ 55,250
Silver Wheaton Corp., Strike Price 33, Expiration Apr. 2012	35,000	40,950

Total Call Options Written		$ 96,200
(premiums received $201,155)

See notes to portfolios of investments.

EASTERN EUROPEAN FUND
Portfolio of Investments (unaudited)		March 31, 2012

COMMON STOCKS 95.34%	Shares	Value

Agricultural Chemicals 3.40%
Uralkali OJSC	51,300	$ 389,160	*
Uralkali OJSC, Sponsored GDR	180,800	6,817,968
		7,207,128

Agricultural Operations 2.72%
Kernel Holding S.A.	263,700	5,755,105	*

Airport Development/Maintenance 0.32%
TAV Havalimanlari Holding A.S.	135,805	676,549	*

Appliances 1.53%
Arcelik A.S.	726,500	3,244,286	*

Automotive - Cars & Light Trucks 2.16%
Ford Otomotiv Sanayi A.S.	155,500	1,465,582
Tofas Turk Otomobil Fabrikasi A.S.	726,600	3,106,139
		4,571,721

Cellular Telecommunications 2.58%
Mobile TeleSystems OJSC	700,000	5,466,255

Chemicals - Diversified 2.44%
Synthos S.A.	2,559,210	5,169,622	*

Coal 0.01%
Eastcoal, Inc.	52,100	19,848	*

Commercial Banks - Non US 10.84%
Bank Handlowy w Warszawie S.A.	25,400	625,829	*
Get Bank S.A.	1,463,444	922,626	*
Powszechna Kasa Oszczednosci Bank Polski S.A.	200,000	2,161,536
Sberbank of Russia, Sponsored ADR	1,127,000	14,470,680	*
VTB Bank OJSC, Sponsored GDR	1,064,800	4,802,248
		22,982,919

Finance - Investment Banker/Broker 0.95%
Turkiye Sinai Kalkinma Bankasi A.S.	1,606,046	2,018,257	*

Food - Retail 2.49%
Magnit OJSC	5,500	683,878	*
X5 Retail Group N.V., Sponsored GDR	200,000	4,588,000	*
		5,271,878

Food - Wholesale/Distribution 2.46%
Eurocash S.A.	463,743	5,220,819	*

Gold Mining 2.35%
Dundee Precious Metals, Inc.	60,000	547,368	*
Koza Altin Isletmeleri A.S.	234,300	4,442,828
		4,990,196

Housewares 0.59%
Turkiye Sise ve Cam Fabrikalari A.S.	659,781	1,254,787

Investment Companies 0.33%
Getin Holding S.A.	500,000	382,772	*
Vostok Nafta Investment Ltd.	65,000	306,530	*
		689,302

Machinery - Farm 1.34%
Turk Traktor ve Ziraat Makineleri A.S.	138,700	2,832,359

Medical - Generic Drugs 0.30%
Pharmstandard OJSC	10,386	637,668	*

Metal - Diversified 3.41%
KGHM Polska Miedz S.A.	37,400	1,721,490
MMC Norilsk Nickel OJSC, Sponsored ADR	262,657	4,806,623
Orsu Metals Corp.	664,240	99,886	*
Orsu Metals Corp., 144A	4,025,000	605,263	*
		7,233,262

Miscellaneous Manufacturers 0.95%
Trakya Cam Sanayii A.S.	1,300,000	2,020,196

Oil Companies - Exploration & Production 13.49%
BNK Petroleum, Inc.	465,600	765,498	*
Gazprom OAO, Sponsored ADR	1,104,302	13,472,484
NovaTek OAO, Sponsored GDR	105,977	14,359,884
		28,597,866

Oil Companies - Integrated 27.93%
Gazprom Neft JSC, Sponsored ADR	32,600	870,094	*
Lukoil OAO, Sponsored ADR	300,000	18,060,000
MOL Hungarian Oil & Gas Nyrt.	42,200	3,516,905	*
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,750,000	2,274,116	*
Rosneft Oil Co. OJSC, Sponsored GDR	1,769,309	12,526,708
Surgutneftegas OJSC, Sponsored ADR	577,200	5,645,016	*
Tatneft	50,000	334,686
TNK-BP Holding	4,964,800	15,972,402
		59,199,927

Oil Refining & Marketing 2.78%
Tupras Turkiye Petrol Rafinerileri A.S.	230,500	5,883,731

Pipelines 0.83%
AK Transneft OAO	900	1,761,644

Precious Metals 1.57%
Polymetal International plc	225,000	3,323,561	*

Property/Casualty Insurance 2.62%
Powszechny Zaklad Ubezpieczen S.A.	53,200	5,561,453

Steel Pipe & Tube 0.25%
OAO TMK, Sponsored GDR	40,000	536,000	*

Telecom Services 0.75%
Telefonica Czech Republic A.S.	50,000	1,049,233
Telekomunikacja Polska S.A.	100,000	549,712
		1,598,945

Television 0.98%
TVN S.A.	600,000	2,084,338

Tobacco 1.03%
Philip Morris CR A.S.	3,500	2,184,557	*

Web Portals/Internet Service Providers 1.94%
Yandex N.V., Class A	152,600	4,100,362	*

Total Common Stocks		202,094,541
(cost $177,285,071)

REAL ESTATE INVESTMENT TRUST (REIT) 0.72%

Sinpas Gayrimenkul Yatirim Ortakligi A.S.	2,000,000	1,514,726	*
(cost $1,269,166)

EXCHANGE-TRADED FUND (ETF) 0.17%

SPDR Gold Trust	2,200	356,708	*
(cost $352,293)

WARRANTS 1.45%

Gold Mining 1.45%
Dundee Precious Metals, Inc., Warrants (November 2015)	500,000	3,082,707	*

Metal - Diversified 0.00%
Orsu Metals Corp., 144A, Warrants (April 2012)	2,012,500	0	*@

Total Warrants		3,082,707
(cost $0)

Total Securities		207,048,682
(cost $178,906,530)

REPURCHASE AGREEMENT 4.68%	Principal Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 3/30/2012, 0.07%, due 4/2/2012, repurchase price $9,927,411, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $9,927,353)	$ 9,927,353	9,927,353

Total Investments 102.36%		216,976,035
(cost $188,833,883)
Other assets and liabilities, net (2.36%)		(5,006,866)

NET ASSETS 100%		$ 211,969,169

CALL OPTIONS WRITTEN	Shares Subject To Call
Lukoil OAO, Strike Price 66, Expiration Apr. 2012	100,000	$ 27,500
Lukoil OAO, Strike Price 58, Expiration May 2012	200,000	545,000
MMC Norilsk Nickel OJSC, Strike Price 17, Expiration May 2012	100,000	147,500
Rosneft Oil Co. OJSC, Strike Price 7.50, Expiration Apr. 2012	800,000	48,000
Sberbank of Russia, Strike Price 14, Expiration May 2012	400,000	98,000
Surgutneftegas OJSC, Strike Price 10, Expiration May 2012	200,000	75,000
VTB Bank OJSC, Strike Price 4.70, Expiration Apr. 2012	400,000	46,000
VTB Bank OJSC, Strike Price 5, Expiration May 2012	200,000	16,000
X5 Retail Group N.V., Strike Price 26, Expiration May 2012	200,000	123,000

Total Call Options Written		$ 1,126,000
(premiums received $2,321,600)

See notes to portfolios of investments.

GLOBAL EMERGING MARKETS FUND
Portfolio of Investments (unaudited)		March 31, 2012

COMMON STOCKS 85.18%	Shares	Value

Agricultural Chemicals 4.31%
Acron JSC	2,000	$ 84,547	*
Bagfas Bandirma Gubre Fabrik	1,000	98,177	*
Gujarat State Fertilisers & Chemicals Ltd.	11,900	99,492	*
Zaklady Azotowe Pulawy S.A.	3,300	105,298	*
		387,514

Agricultural Operations 4.14%
Casa Grande S.A.A.	16,300	106,965	*
PT Bakrie Sumatera Plantations Tbk	2,818,500	90,929	*
TDM Bhd	58,000	89,034	*
Tradewinds Malaysia Bhd	27,100	84,883	*
		371,811

Airlines 1.04%
Shandong Airlines Co., Ltd., Class B	60,800	93,796	*

Applications Software 1.10%
Polaris Financial Technology Ltd.	30,600	98,850	*

Automotive/Truck Parts & Equipment - Original 0.97%
Weifu High-Technology Group Co., Ltd., Class B	32,100	86,806	*

Batteries/Battery Systems 0.95%
Global & Yuasa Battery Co., Ltd.	2,200	85,520	*

Beverages - Wine/Spirits 0.87%
Muhak Co., Ltd.	7,800	78,558	*

Chemicals - Diversified 3.08%
Capro Corp.	3,700	80,577	*
Rain Commodities Ltd.	142,300	106,351	*
Taiwan Prosperity Chemical Corp.	32,000	90,121	*
		277,049

Chemicals - Plastics 1.02%
USI Corp.	92,700	91,421	*

Commercial Banks - Non US 7.37%
Dena Bank	58,900	104,547	*
Indian Overseas Bank	51,100	94,371	*
Karnataka Bank Ltd.	48,400	91,098	*
Oriental Bank of Commerce	16,100	80,429	*
PT Bank Bukopin Tbk	1,350,000	97,441	*
UCO Bank	63,900	99,724	*
Vijaya Bank	81,700	94,402	*
		662,012

Computer Aided Design 1.20%
Rolta India Ltd.	58,700	108,118	*

Containers - Paper/Plastic 0.89%
Polyplex PCL	155,900	79,936	*

Distribution/Wholesale 3.32%
Aygaz A.S.	18,000	92,500	*
PT AKR Corporindo Tbk	236,500	111,215
Wah Lee Industrial Corp.	66,000	94,391	*
		298,106

Diversified Financial Services 2.45%
Bajaj Finserv Ltd.	9,600	114,607	*
Indiabulls Financial Services Ltd.	26,100	105,771	*
		220,378

Diversified Minerals 1.26%
African Potash Ltd.	200,000	24,392	*
PT Timah Persero Tbk	437,000	88,891	*
		113,283

Diversified Operations 0.89%
Sintex Industries Ltd.	47,100	79,944	*

Electric - Transmission 1.02%
KEC International Ltd.	74,000	91,690	*

Electronic Components - Miscellaneous 3.06%
China Digital TV Holding Co., Ltd., Sponsored ADR	24,500	84,770	*
Elite Material Co., Ltd.	116,400	107,891	*
Yageo Corp.	275,000	82,667	*
		275,328

Electronic Components - Semiconductors 1.01%
Spreadtrum Communications, Inc., Sponsored ADR	5,500	90,750	*

Engineering/R&D Services 1.02%
Mudajaya Group Bhd	98,000	91,542	*

Entertainment Software 1.01%
Shanda Games Ltd., Sponsored ADR	17,500	91,000	*

Finance - Investment Banker/Broker 0.71%
NH Investment & Securities Co., Ltd.	11,340	64,019	*

Finance - Leasing Company 1.01%
Woori Financial Co., Ltd.	6,400	90,750	*

Finance - Other Services 0.32%
Bolsa Mexicana de Valores SAB de CV	14,250	28,825	*

Food - Confectionery 2.12%
Guan Chong Bhd	115,600	100,809	*
Ulker Biskuvi Sanayi A.S.	28,500	90,177	*
		190,986

Food - Miscellaneous/Diversified 2.17%
Ottogi Corp.	700	96,475	*
PT Tunas Baru Lampung Tbk	1,434,000	98,799	*
		195,274

Gambling (Non-Hotel) 1.16%
Asia Entertainment & Resources Ltd.	16,000	104,320	*

Gold Mining 0.35%
Gran Colombia Gold Corp.	78,400	31,439	*

Investment Companies 1.52%
Norte Grande S.A.	6,800,000	89,767	*
Vostok Nafta Investment Ltd.	10,000	47,158	*
		136,925

Investment Companies - Resources 0.22%
Zoltav Resources, Inc.	300,000	19,314	*

Machinery - Farm 1.01%
Turk Traktor ve Ziraat Makineleri A.S.	4,426	90,382

Machinery - General Industrial 2.16%
Alarko Carrier Sanayi ve Ticaret A.S.	4,700	91,232	*
Hangzhou Steam Turbine Co., Class B	79,200	102,702	*
		193,934

Medical - Drugs 1.02%
Veropharm OJSC	3,000	91,901	*

Metal - Diversified 1.41%
Inner Mongolia Eerduosi Resourses Co., Ltd.	83,000	90,719	*
Orsu Metals Corp.	41,083	6,178	*
Orsu Metals Corp., 144A	200,000	30,075	*
		126,972

Oil Companies - Exploration & Production 2.70%
PetroMagdalena Energy Corp.	29,185	46,813	*
PetroMagdalena Energy Corp., 144A	64,286	103,115	*
Petrominerales Ltd.	5,000	92,983	*
		242,911

Oil Companies - Integrated 1.10%
Refineria La Pampilla S.A. Relapasa	248,400	98,736	*

Oil Refining & Marketing 2.03%
Bangchak Petroleum PCL	125,300	96,369	*
Esso Malaysia Bhd	74,000	86,042	*
		182,411

Patient Monitoring Equipment 1.01%
Opto Circuits India Ltd.	23,000	90,742	*

Petrochemicals 1.19%
Alexandria Mineral Oils Co.	7,200	107,285	*

Poultry 0.89%
Cairo Poultry Co.	49,000	79,584	*

Property/Casualty Insurance 1.02%
Qualitas Compania de Seguros S.A. de CV, Series C	84,000	91,917	*

Public Thoroughfares 1.13%
Jaypee Infratech Ltd.	100,700	101,799	*

Real Estate Operating/Development 5.91%
KrisAssets Holdings Bhd	40,000	91,190	*
Megaworld Corp.	2,292,000	104,643	*
Radium Life Tech Co., Ltd.	114,984	93,134	*
Rich Development Co., Ltd.	190,000	93,046	*
Rojana Industrial Park PCL	282,700	57,338	*
Sansiri PCL	1,442,000	91,719	*
		531,070

Retail - Jewelry 0.99%
Gitanjali Gems Ltd.	14,000	88,730	*

Retail - Petroleum Products 1.14%
National Petroleum Co., Ltd.	83,400	102,035	*

Semiconductor Equipment 1.00%
MPI Corp.	36,000	90,284	*

Steel - Producers 1.92%
China Metal Products Co., Ltd.	133,000	91,500	*
Lion Industries Corp. Bhd	182,100	81,482	*
		172,982

Steel - Specialty 0.98%
Seah Besteel Corp.	2,100	88,219	*

Telecommunication Equipment 0.90%
TCL Communication Technology Holdings Ltd.	180,500	80,423	*

Textile - Apparel 2.12%
Lealea Enterprise Co., Ltd.	211,300	89,513	*
Luthai Textile Co., Ltd., Class B	115,900	100,742	*
		190,255

Textile - Products 1.01%
Taiwan Paiho Ltd.	116,000	90,812	*

Tobacco 0.98%
Eastern Tobacco	5,000	87,748

Total Common Stocks		7,656,396
(cost $8,012,625)

PREFERRED STOCK 0.98%

Commercial Banks - Non US 8.35%
Banco Daycoval S.A.	16,600	88,457	*
(cost $90,839)

REAL ESTATE INVESTMENT TRUST (REIT) 1.21%

Sinpas Gayrimenkul Yatirim Ortakligi A.S.	143,500	108,682	*
(cost $92,042)

EXCHANGE-TRADED FUND (ETF) 0.29%

ProShares Short FTSE China 25	620	26,226	*
(cost $24,745)

WARRANTS 0.18%

Metal - Diversified 0.00%
Orsu Metals Corp., 144A, Warrants (April 2012)	100,000	0	*@

Oil Companies - Exploration & Production 0.18%
PetroMagdalena Energy Corp., 144A, Warrants (February 2016)	32,143	16,434	*

Total Warrants		16,434
(cost $0)

CONVERTIBLE DEBENTURE 1.11%	Principal Amount

Metal - Iron 1.11%
Pacific Iron Corp., 1.00%, maturity 06/07/12 (RS)	$ 100,000	100,000	@
(cost $100,000)

NOTE 0.98%

Building - Heavy Construction 0.98%
Arendal, S. de R.L. de C.V., 12.50%, maturity 10/30/12 (RS)	90,000	88,200	@
(cost $88,200)

Total Investments 89.93%		8,084,395
(cost $8,408,451)
Other assets and liabilities, net 10.07%		904,936

NET ASSETS 100%		$ 8,989,331

See notes to portfolios of investments.

CHINA REGION FUND
Portfolio of Investments (unaudited)		March 31, 2012

COMMON STOCKS 95.41%	Shares	Value

Agricultural Operations 1.01%
Asian Citrus Holdings Ltd.	475,000	$ 324,186	*

Airlines 0.39%
Air China Ltd., H shares	180,000	124,472

Apparel Manufacturers 0.53%
Prada S.p.A.	26,400	171,850	*

Appliances 0.75%
Haier Electronics Group Co., Ltd.	213,000	240,824	*

Audio/Video Products 0.72%
Skyworth Digital Holdings Ltd.	496,000	231,215	*

Automotive - Cars & Light Trucks 2.49%
Brilliance China Automotive Holdings Ltd.	132,000	142,274	*
Dongfeng Motor Group Co., Ltd., H shares	196,000	353,353
Great Wall Motor Co., Ltd., H shares	158,000	306,413	*
		802,040

Batteries/Battery System 1.54%
Chaowei Power Holdings Ltd.	685,000	348,428	*
Leoch International Technology Ltd.	588,000	147,651	*
		496,079

Building & Construction - Miscellaneous 1.87%
China Communications Construction Co., Ltd., H shares	602,000	601,566

Building - Heavy Construction 1.16%
PT Alam Sutera Realty Tbk	5,500,000	372,922	*

Building Products - Cement/Aggregates 1.04%
PT Indocement Tunggal Prakarsa Tbk	165,500	333,932

Casino Hotels 1.71%
Galaxy Entertainment Group Ltd.	75,000	206,681	*
SJM Holdings Ltd.	170,000	345,009
		551,690

Cellular Telecommunications 2.22%
China Mobile Ltd.	65,000	715,238

Chemicals - Diversified 1.82%
Capro Corp.	10,000	217,776	*
Dongyue Group	404,000	370,413
		588,189

Chemicals - Other 1.64%
China Lumena New Materials Corp.	2,950,000	528,034	*

Coal 1.28%
China Shenhua Energy Co., Ltd., H shares	30,000	126,326
Yanzhou Coal Mining Co., H shares	132,000	286,927
		413,253

Commercial Banks - Non US 14.07%
Agricultural Bank of China Ltd., H shares	754,000	322,355
Bank of China Ltd., H shares	1,278,000	513,465
Bank of Communications Co., Ltd., H shares	228,000	173,225	*
China Citic Bank Corp., Ltd., H shares	264,000	158,422
China Construction Bank Corp., H shares	885,000	684,925
China Minsheng Banking Corp., Ltd., H shares	178,500	161,591
Chongqing Rural Commercial Bank, H shares	439,000	209,731	*
Dah Sing Banking Group Ltd.	166,800	164,317	*
Industrial and Commercial Bank of China Ltd., H shares	1,051,000	678,056
Jeonbuk Bank	38,960	175,198	*
Krung Thai Bank PCL	870,000	494,078
Security Bank Corp.	186,110	619,933	*
Wing Hang Bank Ltd.	18,000	178,827	*
		4,534,123

Computers 0.54%
Lenovo Group Ltd.	194,000	174,124

Computers - Peripheral Equipment 0.84%
TPV Technology Ltd.	1,140,000	271,582	*

Containers - Paper/Plastic 0.98%
Greatview Aseptic Packaging Co., Ltd.	598,000	314,956	*

Distribution/Wholesale 1.19%
PT AKR Corporindo Tbk	816,500	383,962

Diversified Banking Institutions 4.21%
HSBC Holdings plc	154,000	1,355,452

Diversified Minerals 1.41%
China Rare Earth Holdings Ltd.	688,000	194,911	*
Erdene Resource Development Corp.	99,000	38,707	*
Woulfe Mining Corp.	700,000	221,052	*
		454,670

Electric Products - Miscellaneous 0.43%
Zhuzhou CSR Times Electric Co., Ltd., H shares	54,000	137,823	*

Electronic Components - Miscellaneous 0.00%
Yageo Corp., Sponsored GDR	1	0	*@

Electronic Components - Semiconductors 0.72%
Spreadtrum Communications, Inc., Sponsored ADR	14,000	231,000	*

Electronic Parts Distributors 0.43%
Regent Manner International Ltd.	454,000	137,388	*

Finance - Leasing Company 0.58%
Woori Financial Co., Ltd.	13,110	185,896	*

Food - Canned 1.05%
Thai Union Frozen Products PCL	147,600	338,884	*

Food - Miscellaneous/Diversified 1.68%
Charoen Pokphand Foods PCL	283,800	343,065
China Yurun Food Group Ltd.	140,000	198,671
		541,736

Gas - Distribution 0.94%
ENN Energy Holdings Ltd.	88,000	303,698

Gold Mining 1.03%
Euromax Resources Ltd.	473,235	87,768	*
Olympus Pacific Minerals, Inc.	264,410	84,823	*
Zhaojin Mining Industry Co., Ltd., H shares	94,500	158,685
		331,276

Internet Application Software 2.12%
Tencent Holdings Ltd.	24,500	683,991

Life/Health Insurance 1.36%
AIA Group Ltd.	120,000	439,631

Lottery Services 1.08%
REXLot Holdings Ltd.	3,925,000	348,750

Machinery - Construction & Mining 1.02%
PT United Tractors Tbk	91,000	328,412

Machinery - General Industrial 2.38%
Haitian International Holdings Ltd.	396,000	444,159
Hangzhou Steam Turbine Co., B shares	249,400	323,408	*
		767,567

Medical - Generic Drugs 0.26%
PT Indofarma Tbk	4,000,000	83,115	*

Medical Instruments 0.99%
Trauson Holdings Co., Ltd.	920,000	319,872	*

Miscellaneous Manufacturers 1.90%
China International Marine Containers Group Co., Ltd., B shares	225,400	309,992	*
Singamas Container Holdings Ltd.	1,020,000	303,415
		613,407

Multi-line Insurance 1.11%
Ping An Insurance (Group) Company of China, Ltd., H shares	47,000	356,180

Multimedia 1.17%
PT Media Nusantara Citra Tbk	1,829,500	376,144	*

Non - Ferrous Metals 0.17%
Sterling Group Ventures, Inc.	500,000	55,000	*

Oil Companies - Exploration & Production 1.58%
CNOOC Ltd., Sponsored ADR	2,500	510,725

Oil Companies - Integrated 3.17%
China Petroleum & Chemical Corp., Sponsored ADR	2,933	318,876
PetroChina Co., Ltd., Sponsored ADR	5,000	702,650
		1,021,526

Paper & Related Products 0.19%
Nine Dragons Paper Holdings Ltd.	76,000	62,146

Petrochemicals 0.00%
Danhua Chemical Technology Co., Ltd., B shares	2	2	*

Power Converters/Power Supply Equipment 0.33%
China High Speed Transmission Equipment Group Co., Ltd.	200,000	106,882	*

Public Thoroughfares 0.54%
Jiangsu Expressway Co., Ltd., H shares	180,000	173,844

Real Estate Operating/Development 6.79%
Agile Property Holdings Ltd.	58,000	66,846
Cheung Kong Holdings Ltd.	22,000	284,151
China Resources Land Ltd.	36,000	61,842
Evergrande Real Estate Group Ltd.	746,000	398,668
Franshion Properties China Ltd.	282,000	72,628	*
Megaworld Corp.	7,106,000	324,430	*
Mongolia Growth Group Ltd.	125,000	493,734	*
Poly Hong Kong Investments Ltd.	70,000	32,451	*
SC Asset Corp. PCL	618,000	310,855	*
Vista Land & Lifescapes, Inc.	1,600,000	143,489	*
		2,189,094

Retail - Apparel/Shoe 1.28%
361 Degrees International Ltd.	370,000	112,445	*
Bosideng International Holdings Ltd.	506,000	157,033	*
IT Ltd.	244,000	142,964	*
		412,442

Retail - Automobile 1.74%
Hotai Motor Co., Ltd.	26,000	209,713	*
PT Astra International Tbk	43,500	351,796
		561,509

Retail - Building Products 0.99%
Home Product Center PCL	710,700	320,582	*

Retail - Consumer Electronics 0.38%
GOME Electrical Appliances Holdings Ltd.	588,900	122,093

Retail - Jewelry 1.82%
Emperor Watch & Jewellery Ltd.	2,010,000	318,366	*
Lao Feng Xiang Co., Ltd., B shares	1	2	*
Luk Fook Holdings International Ltd.	88,000	266,869	*
		585,237

Steel - Producers 0.63%
Xingda International Holdings Ltd.	445,000	203,429

Steel - Specialty 0.93%
Tiangong International Co., Ltd.	1,178,000	298,838	*

Telecom Services 1.70%
Shin Corp. PCL	286,000	547,590	*

Telecommunication Equipment 0.92%
TCL Communication Technology Holdings Ltd.	314,000	139,904	*
ZTE Corp., H shares	58,800	157,873
		297,777

Television 0.31%
PT Surya Citra Media Tbk	114,500	100,801	*

Textile - Apparel 1.24%
Shenzhou International Group Holdings Ltd.	209,000	399,936	*

Tobacco 0.31%
PT Hanjaya Mandala Sampoerna Tbk	17,000	98,906	*

Transportation - Marine 0.91%
China Shipping Container Lines Co., Ltd., H shares	491,000	169,450	*
SITC International Holdings Co., Ltd.	400,000	125,167
		294,617

Warehousing & Harbor Transport Services 1.16%
Dalian Port (PDA) Co., Ltd., H shares	1,460,000	374,137	*

Web Portals/Internet Service Providers 4.22%
Baidu, Inc., Sponsored ADR	2,636	384,250	*
Sina Corp.	15,000	975,000	*
		1,359,250

Wireless Equipment 0.44%
HTC Corp.	7,000	141,627

Total Common Stocks		30,747,119
(cost $29,896,646)

EXCHANGE-TRADED FUNDS (ETF) 0.69%

ProShares Short FTSE China 25	2,220	93,908	*
SPDR Gold Trust	800	129,712	*

Total Exchange-Traded Funds		223,620
(cost $221,699)

PURCHASED OPTION 0.26%	Contracts

Web Portals/Internet Service Providers 0.26%
Sina Corp., Strike Price 60, Call, Expiration June 2012	80	82,800
(premium $60,240)

Total Securities		31,053,539
(cost $30,178,585)

REPURCHASE AGREEMENT 5.52%	Principal Amount

Joint Tri-Party Repurchase Agreement, Credit Suisse Securities USA LLC, 3/30/2012, 0.07%, due 4/2/2012, repurchase price $1,780,148, collateralized by U.S. Treasury securities held in a joint tri-party account (cost $1,780,138)	$ 1,780,138	1,780,138

Total Investments 101.88%		32,833,677
(cost $31,958,723)
Other assets and liabilities, net (1.88%)		(607,901)

NET ASSETS 100%		$ 32,225,776

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) March 31, 2012

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	ZCB Zero Coupon Bond
GDR Global Depositary Receipt	^ Security or portion of security segregated as
collateral for written options

@           Security was fair valued at March 31, 2012, by U.S. Global Investors, Inc. (Adviser) in accordance with valuation procedures approved by the Board of Trustees. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2012.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

U.S. Global Investors Funds, a Delaware statutory trust, consists of thirteen separate funds (Funds). For more comprehensive information on the Funds' organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value. Municipal securities, long-term U.S. Government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional-size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Adviser’s Valuation Committee, under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund's securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds may use a systematic fair value model provided by an independent third party to value international securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange, or foreign market holidays.

The Funds use a three-tier hierarchy based on the inputs used in valuation to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs are inputs from independent sources, while unobservable inputs are inputs that reflect the Funds’ own assumptions

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. For example, short-term U.S. government obligations are valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the value received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1– Quoted prices in active markets for identical securities.

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. Government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements.  This ASU is related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and, as a result, certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, the Funds do not have any of the transactions that fall under the provisions of this pronouncement and do not intend to enter such transactions in the future. Therefore, management does not anticipate that this pronouncement will have a material impact on the financial statements.

In May 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The ASU expands existing disclosure requirements and amends some fair value measurement principles. The provisions of this update have been adopted in this filing, and additional disclosures on valuation techniques and inputs and transfers between Level 1 and 2 have been incorporated.

In December 2011, the FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  At this time, the Funds do not have netting agreements that will fall under the provisions of this pronouncement and do not intend to enter into such agreements in the future. Therefore, management does not anticipate that this pronouncement will have a material impact on the financial statements.

The following table summarizes the valuation of each Fund's securities as of March 31, 2012, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Treasury Securities Cash Fund
Investments in Securities*
Repurchase Agreements	$84,613,894	$–	$–	$ 84,613,894
Total	$84,613,894	$–	$–	$ 84,613,894

U.S. Government Securities Savings Fund
Investments in Securities*
Repurchase Agreements	$46,516,988	–	–	46,516,988
Total	$46,516,988	$114,839,959	$–	$ 161,356,947

Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$33,331,511	$–	$ 33,331,511
Repurchase Agreement	3,640,945	–	–	3,640,945
Total	$3,640,945	$33,331,511	$–	$ 36,972,456

Tax Free Fund
Investments in Securities*
Municipal Bonds	$–	$21,263,241	$–	$ 21,263,241
Total	$–	$21,263,241	$–	$ 21,263,241

All American Equity Fund
Investments in Securities*
Common Stocks	$15,550,790	$–	$–	$ 15,550,790
Real Estate Investment Trust	189,060	–	–	189,060
Exchange Traded Funds	197,155			197,155
Total	$15,937,005	$–	$–	$ 15,937,005

Holmes Growth Fund
Investments in Securities*
Common Stocks:
Metal - Iron	$–	$–	$100,000	$ 100,000
Quarrying	–	–	380,000	380,000
Radio	–	2,592,421	–	2,592,421
Real Estate Operating/Development	–	–	100,000	100,000
All Other Common Stocks	30,762,433	–	–	30,762,433
Exchange Traded Funds	425,870	–	–	425,870
Warrants:
Medical - Hospitals	–	–	–	–
All Other Warrants	49,302	–	–	49,302
Convertible Debenture:
Metal - Iron	–	–	100,000	100,000
Note:
Building - Heavy Construction	–	–	377,301	377,301
Repurchase Agreement	2,600,161	–	–	2,600,161
Total	$33,837,766	$2,592,421	$1,057,301	$ 37,487,488

Global MegaTrends Fund
Investments in Securities*
Common Stocks:
Electric - Generation	$313,680	$–	$23,358	$ 337,038
Energy - Alternate Sources	–	–	100,000	100,000
Metal - Iron	–	–	100,000	100,000
Quarrying	–	–	520,000	520,000
Real Estate Operating/Development	905,759	–	326,533	1,232,292
All Other Common Stocks	9,737,992	–	–	9,737,992
Exchange Traded Funds	1,250,208	–	–	1,250,208
Warrants:
Coal	–	1,532	–	1,532
All Other Warrants	25,564	–	–	25,564
Master Limited Partnerships	1,286,272	–	–	1,286,272
Convertible Debenture:
Metal - Iron	–	–	100,000	100,000
Note:
Building - Heavy Construction	–	–	151,900	151,900
Total	$13,519,475	$1,532	$1,321,791	$ 14,842,798
Other Financial Instruments**
Written Options	$3,360	$–	$–	$ 3,360

Global Resources Fund
Investments in Securities*
Common Stocks:
Electric - Generation	$–	$–	$325,779	$ 325,779
Energy - Alternate Sources	–	–	2,400,000	2,400,000
Gold Mining	32,047,030	–	5,179	32,052,209
Metal - Copper	34,589,938	–	–	34,589,938
Metal - Diversified	1,776,631	–	2,250,000	4,026,631
Metal - Iron	12,428,395	–	2,600,000	15,028,395
Mining Services	1,508,254	–	284,872	1,793,126
Natural Resource Technology	–	–	7,500	7,500
Oil Refining & Marketing	–	–	424,317	424,317
Platinum	–	–	–	–
Quarrying	12,626,240	–	4,900,000	17,526,240
Real Estate Operating/Development	1,125,714	–	7,443,544	8,569,258
All Other Common Stocks	381,512,919	–	–	381,512,919
Real Estate Investment Trusts	26,752,992	–	–	26,752,992
Warrants:
Coal	–	217,999	–	217,999
Diversified Minerals	19,063	–	–	19,063
Finance - Investment Banker/Broker	–	6,265	–	6,265
Medical - Hospitals	–	–	–	–
Metal - Copper	–	–	–	–
Metal - Iron	–	205,263	–	205,263
Oil Companies - Exploration & Production	2,700,234	8,122,000	–	10,822,234
All Other Warrants	7,880,380	–	–	7,880,380
Purchased Call Option	562,500	–	–	562,500
Purchased Put Option	103,500	–	–	103,500
Master Limited Partnerships	40,735,640	–	–	40,735,640
Debenture:
Diversified Minerals	–	–	501,253	501,253
Note:
Building - Heavy Construction	–	–	4,326,709	4,326,709
Silver-Linked Note	1,949,667	–	–	1,949,667
Corporate Bond:
Mining Services	–	951,200	–	951,200
Repurchase Agreement	30,878,671	–	–	30,878,671
Total	$589,197,768	$9,502,727	$25,469,153	$624,169,648
Other Financial Instruments**
Written Options	$115,720	$213,716	$–	$329,436
Foreign Currency	–	–	–	1,556

World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Diamonds/Precious Stones	$3,992,464	$–	$–	$3,992,464
Diversified Minerals	14,719,250	610,959	–	15,330,209
Gold Mining	220,760,540	2,704,727	3,466,921	226,932,188
Metal - Copper	2,922,440	–	–	2,922,440
Metal - Diversified	14,005,391	332,330	–	14,337,721
Oil Companies - Exploration & Production	7,175,584	–	–	7,175,584
Platinum	3,439,014	–	–	3,439,014
All Other Common Stocks	67,133,689	–	–	67,133,689
Exchange Traded Funds	4,152,635	–	–	4,152,635
Warrants:
Coal	–	30,632	–	30,632
Gold Mining	15,344,337	652,941	–	15,997,278
Medical - Hospitals	–	–	–	–
Metal - Copper	–	–	–	–
Metal - Diversified	46,591	–	–	46,591
All Other Warrants	1,564,172	–	–	1,564,172
Special Warrants:
Gold/Mineral Exploration & Development	–	–	–	–
Purchased Call Options:
Gold Mining	1,531,026	329,623	–	1,860,649
All Other Purchased Call Options	915,306	–	–	915,306
Purchased Put Options	286,300	–	–	286,300
Convertible Debenture:
Metal - Iron	–	–	1,200,000	1,200,000
Silver-Linked Note	7,201,920	–	–	7,201,920
Repurchase Agreement	53,066,220	–	–	53,066,220
Total	$418,256,879	$4,661,212	$4,666,921	$427,585,012
Other Financial Instruments**
Written Options	$202,433	$–	$–	$202,433
Foreign Currency	–	–	–	(1,180)

Gold and Precious Metals Fund
Investments in Securities*
Common Stocks	$135,391,897	$–	$–	$135,391,897
Exchange Traded Funds	1,704,321	–	–	1,704,321
Warrants:
Gold Mining	11,696,423	449,872	–	12,146,295
Medical - Hospitals	–	–	–	–
All Other Warrants	359,623			359,623
Purchased Call Options:
Gold Mining	1,277,344	218,590	–	1,495,934
All Other Purchased Call Options	573,894	–	–	573,894
Purchased Put Options	137,540	–	–	137,540
Notes:
Gold Mining	–	4,306,237	–	4,306,237
Silver-Linked Note	3,836,250	–	–	3,836,250
Repurchase Agreement	28,961,615	–	–	28,961,615
Total	$183,938,907	$4,974,699	$–	$188,913,606
Other Financial Instruments**
Written Options	$104,955	$–	$–	$104,955

Eastern European Fund
Investments in Securities*
Common Stocks	$202,094,541	$–	$–	$202,094,541
Real Estate Investment Trust	1,514,726	–	–	1,514,726
Exchange Traded Fund	356,708	–	–	356,708
Warrants:
Metal - Diversified	–	–	–	–
All Other Warrants	3,082,707	–	–	3,082,707
Repurchase Agreement	9,927,353	–	–	9,927,353
Total	$216,976,035	$–	$–	$216,976,035
Other Financial Instruments**
Written Options	$–	$1,195,600	$–	$1,195,600

Global Emerging Markets Fund
Investments in Securities*
Common Stocks:
Tobacco	$–	$87,748	$–	$87,748
All Other Common Stocks	7,657,105	–	–	7,657,105
Real Estate Investment Trust	108,682	–	–	108,682
Exchange Traded Fund	26,226	–	–	26,226
Warrants:
Metal - Diversified	–	–	–	–
All Other Warrants	16,434	–	–	16,434
Convertible Debenture:
Metal - Iron	–	–	100,000	100,000
Note:
Building - Heavy Construction	–	–	88,200	88,200
Total	$7,808,447	$87,748	$188,200	$8,084,395

China Region Fund
Investments in Securities*
Common Stocks:
Electronic Components - Miscellaneous	$–	$–	$–	$–
All Other Common Stocks	30,747,119	–	–	30,747,119
Exchange Traded Funds	223,620	–	–	223,620
Purchased Option	82,800	–	–	82,800
Repurchase Agreement	1,780,138	–	–	1,780,138
Total	$32,833,677	$–	$–	$32,833,677

*Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.
**Other financial instruments include currency contracts and written options. Currency contracts and written options are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date.

During the period, Holmes Growth Fund, Global MegaTrends Fund, Global Resources Fund, World Precious Minerals Fund and Gold and Precious Metals Fund had transfers from Level 1 to Level 2 in the amount of $2,592,421, $1,532, $429,527, $2,493,748 and $477,055, respectively, due to the absence of a quoted trade at the March 2012 period end, which resulted in the securities being valued at the mean between bid and asked quotations. Global MegaTrends Fund, Global Emerging Markets Fund and China Region Fund had transfers from Level 2 to Level 1 in the amount of $620,280, $80,577 and $217,775, respectively, as a result of certain foreign securities being valued using a systematic fair value model at the prior period end but not at March 31, 2102. The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2012, through March 31, 2012:

	Beginning Balance 12/31/11	Purchases	Sales	Total realized gain (loss)	Net change in unrealized appreciation (depreciation)	Reclassification	Transfers into Level 3*	Ending Balance 03/31/12	Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/12(1)
Holmes Growth Fund
Investments in Securities
Common Stocks:
Metal - Iron	$100,000	$–	$–	$–	$–	$–	$–	$100,000	$–
Quarrying	380,000	–	–	–	–	–	–	380,000	–
Real Estate Operating/Development	100,000	–	–	–	–	–	–	100,000	–
Convertible Debenture:
Metal - Iron	100,000	–	–	–	–	–	–	100,000	–
Note:
Building - Heavy Construction	–	377,301	–	–	–	–	–	377,301	–
Total Investments in Securities	$680,000	$377,301	$–	$–	$–	$–	$–	$1,057,301	$–

Global MegaTrends Fund
Investments in Securities
Common Stocks:
Electric - Generation	$23,358	$–	$–	$–	$–	$–	$–	$23,358	$–
Energy - Alternate Sources	100,000	–	–	–	–	–	–	100,000	–
Metal - Iron	100,000	–	–	–	–	–	–	100,000	–
Quarrying	520,000	–	–	–	–	–	–	520,000	–
Real Estate Operating/Development	326,533	–	–	–	–	–	–	326,533	–
Convertible Debenture:
Metal - Iron	100,000	–	–	–	–	–	–	100,000	–
Note:
Building - Heavy Construction	–	151,900	–	–	–	–	–	151,900	–
Total Investments in Securities	$1,169,891	$151,900	$–	$–	$–	$–	$–	$1,321,791	$–

Global Resources Fund
Investments in Securities
Common Stocks:
Electric - Generation	$325,779	$–	$–	$–	$–	$–	$–	$325,779	$–
Energy - Alternate Sources	2,400,000	–	(11,378)	(3,511,710)	3,523,088	–	–	2,400,000	–
Gold Mining	5,114	–	–	–	65	–	–	5,179	65
Metal - Copper	–	–	–	–	–	–	–	–	–
Metal - Diversified	2,250,000	–	–	–	–	–	–	2,250,000	–
Metal - Iron	2,600,000	–	–	–	–	–	–	2,600,000	–
Mining Services	281,270	–	–	–	3,602	–	–	284,872	3,602
Natural Resource Technology	7,500	–	–	–	–	–	–	7,500	–
Oil Refining & Marketing	415,466	–	–	–	8,851	–	–	424,317	8,851
Platinum	–	–	–	–	–	–	–	–	–
Quarrying	4,900,000	–	–	–	–	–	–	4,900,000	–
Real Estate Operating/Development	7,443,544	–	–	–	–	–	–	7,443,544	–
Debenture:
Diversified Minerals	490,798	–	–	–	10,455	–	–	501,253	10,455
Note:
Building - Heavy Construction	–	4,326,709	–	–	–	–	–	4,326,709	–
Total Investments in Securities	$21,119,471	$4,326,709	$(11,378)	$(3,511,710)	$3,546,061	$–	$–	$25,469,153	$22,973

World Precious Minerals Fund
Investments in Securities
Common Stocks:
Diamonds/Precious Stones	$–	$–	$–	$–	$–	$–	$–	$–	$–
Gold Mining	3,465,857	–	–	–	1,064	–	–	3,466,921	1,064
Metal - Copper	–	–	–	–	–	–	–	–	–
Metal - Diversified	–	–	–	–	–	–	–	–	–
Oil Companies - Exploration & Production	–	–	–	–	–	–	–	–	–
Platinum	–	–	–	–	–	–	–	–	–
Warrants:
Gold Mining	–	–	–	–	–	–	–	–	–
Special Warrants:
Gold/Mineral Exploration & Development	–	–	–	–	–	–	–	–	–
Convertible Debenture:
Metal - Iron	1,200,000	–	–	–	–	–	–	1,200,000	–
Total Investments in Securities	$4,665,857	$–	$–	$–	$1,064	$–	$–	$4,666,921	$1,064

Gold and Precious Metals Fund
Investments in Securities
Warrants:
Gold Mining	$–	$–	$–	$–	$–	$–	$–	$–	$–
Total Investments in Securities	$–	$–	$–	$–	$–	$–	$–	$–	$–

Global Emerging Markets Fund
Investments in Securities
Convertible Debenture:
Metal - Iron	$100,000	$–	$–	$–	$–	$–	$–	$100,000	$–
Note:
Building - Heavy Construction	–	88,200	–	–	–	–	–	88,200	–
Total Investments in Securities	$ 100,000	$ 88,200	$–	$–	$–	$–	$–	$188,200	$–

China Region Fund
Investments in Securities
Common Stocks:
Electronic Components - Miscellaneous	$–	$–	$–	$–	$–	$–	$–	$–	$–
Total Investments in Securities	$–	$–	$–	$–	$–	$–	$–	$–	$–

*The Funds' policy is to recognize transfers in and transfers out as of the end of the reporting period.
(1) Any difference between Net change in unrealized appreciation (depreciation) on Investments held as of March 31, 2012 may be due to an investment no longer held or categorized as Level 3 at period end.

Significant unobservable inputs developed by the Valuation Committee for material Level 3 investments are as follows:

	Fair Value at	Valuation	Unobservable	Range (Weighted Average)
	3/31/2012	Technique(s)(1)	Input
Holmes Growth Fund
Investments in Securities
Common Stocks	$ 580,000	Market transaction	Discount	0%
Convertible Debentures	100,000	Market transaction	Discount	0%
Note	377,301	Market transaction	Discount	0%

Global MegaTrends Fund
Investments in Securities
Common Stocks	1,069,891	Market transaction	Discount	0%
Convertible Debentures	100,000	Market transaction	Discount	0%
Note	151,900	Market transaction	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	20,641,191	Market transaction	Discount	0%-100% (16%)
Debenture	501,253	Market transaction	Discount	0%
Note	4,326,709	Market transaction	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	3,466,920	Market transaction	Discount	0%-100% (47%)
Warrants	–	Market transaction	Discount	0%
Convertible Debentures	1,200,000	Market transaction	Discount	0%
Special Warrants	–	Market transaction	Discount	100%

Global Emerging Markets Fund
Investments in Securities
Convertible Debentures	100,000	Market transaction	Discount	0%
Note	88,200	Market transaction	Discount	0%

(1) Market transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount as discussed below.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation.

Joint Tri-Party Repurchase Agreements

The Funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The Funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at March 31, 2012, were:
Banc of America LLC Merrill Lynch repurchase agreement, 03/30/12, 0.03%, due 04/02/12:
Total principal amount: $57,516,988; Total repurchase price: $57,517,132
Collateral:
$58,509,800 U.S. Treasury Note, 0.625%, 07/31/12
(total collateral market value, including accrued interest, of $58,667,370)

Barclays Capital, Inc. repurchase agreement, 03/30/12, 0.05%, due 04/02/12:
Total principal amount: $13,000,000; Total repurchase price: $13,000,054
Collateral:
$12,858,700 U.S. Treasury Note, 1.500%, 06/30/16
(total collateral market value, including accrued interest, of $13,260,005)

Credit Suisse Securities USA LLC repurchase agreement, 03/30/12, 0.07%, due 04/02/12:
Total principal amount: $170,468,997; Total repurchase price: $170,469,992
Collateral:
$26,900,000 U.S. Treasury Note, 1.500%, 07/31/16
$123,639,600 U.S. Treasury Note, 4.250%, 11/15/17
(total collateral market value, including accrued interest, of $173,881,084)

Morgan Stanley repurchase agreement, 03/30/12, 0.07%, due 04/02/12:
Total principal amount: $21,000,000; Total repurchase price: $21,000,123
Collateral:
$19,042,900 U.S. Treasury Note, 3.250%, 03/31/17
(total collateral market value, including accrued interest, of $21,420,048)

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2012.

	Shares of Affiliated Companies
Holmes Growth Fund	December 31, 2011	Additions	Reductions	March 31, 2012
IOU Financial, Inc.	1,520,000	18,000	–	1,538,000

At March 31, 2012, the value of investments in affiliated companies was $555,068, representing 1.43% of net assets, and the total cost was $596,721. There were no realized gains or losses on transactions, and there was no income earned for the period.

	Shares of Affiliated Companies
Global Resources Fund	December 31, 2011	Additions	Reductions	March 31, 2012
African Potash Ltd.	15,800,000	–	–	15,800,000
Agriterra Ltd.	50,972,900	23,528,000	–	74,500,900
Pacific Coal Resources Ltd.	18,793,115	893,200	–	19,686,315
Pacific Green Energy Corp.	2,400,000	–	–	2,400,000
Pacific Stone Tech, Inc.	22,659	–	–	22,659
PetroMagdalena Energy Corp.	9,153,485	56,000	(40,000)	9,169,485
Range Energy Resources, Inc.	15,100,000	–	–	15,100,000

At March 31, 2012, the value of investments in affiliated companies was $36,778,310, representing 5.99% of net assets, and the total cost was $64,896,657. Net realized losses on transactions were $32,023, and there was no income earned for the period.

	Shares of Affiliated Companies
World Precious Minerals Fund	December 31, 2011	Additions	Reductions	March 31, 2012
Aldridge Minerals, Inc.	2,000,000	6,000	–	2,006,000
Candente Gold Corp.	5,625,000	15,000	–	5,640,000
Gran Colombia Gold Corp.	23,792,338	486,000	(38,300)	24,240,038
Klondex Mines Ltd.	3,060,000	53,500	–	3,113,500
Mirasol Resources Ltd.	2,125,000	12,000	–	2,137,000
Moss Lake Gold Mines Ltd.	3,345,000	–	–	3,345,000
PMI Gold Corp.	12,560,000	65,000	(3,625,000)	9,000,000	(a)
Rochester Resources Ltd.	7,755,000	–	–	7,755,000
Solvista Gold Corp.	2,685,000	–	–	2,685,000
West Kirkland Mining, Inc.	1,285,000	165,000	–	1,450,000

At March 31, 2012, the value of investments in affiliated companies was $29,456,742, representing 6.96% of net assets, and the total cost was $48,665,313. Net realized gains on transactions were $3,526,651, and there was no income earned for the period.

(a) At March 31, 2012, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

	Acquisition	Cost per
Holmes Growth Fund	Date	Share/Unit
Arendal, S. de R.L. de C.V., Note	03/15/12	$0.98
Pacific Infrastructure, Inc.	11/22/10	$1.00
Pacific Iron Corp.	10/03/11	$1.00
Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.28

As of March 31, 2012, the total cost of restricted securities was $1,057,301 and the total value was $1,057,031, representing 2.72% of net assets.

	Acquisition	Cost per
Global MegaTrends Fund	Date	Share/Unit
Arendal, S. de R.L. de C.V., Note	03/15/12	$0.98
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure, Inc.	08/06/10-11/22/10	$1.00
Pacific Iron Corp.	10/03/11	$1.00
Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Stone Tech, Inc.	04/19/10	$216.22

As of March 31, 2012, the total cost of restricted securities was $1,321,900 and the total value was $1,321,791, representing 8.69% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share/Unit
Arendal, S. de R.L. de C.V., Note	03/15/12	$0.98
Catalyst Copper Corp., 144A	02/02/12	$0.11
Catalyst Copper Corp., Warrants (February 2017)	02/02/12	$0.00
GoviEx Uranium, Inc.	10/04/07	$1.96
I-Pulse, Inc.	10/04/07	$1.88
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure, Inc.	08/06/10-11/22/10	$1.00
Pacific Iron Corp.	10/03/11	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Stone Tech, Inc.	04/19/10	$216.25
Value Creation, Inc.	08/11/06	$10.60

As of March 31, 2012, the total cost of restricted securities was $27,696,093 and the total value was $25,279,353, representing 4.12% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share/Unit
Catalyst Copper Corp., 144A	02/02/12	$0.11
Catalyst Copper Corp., Warrants (February 2017)	02/02/12	$0.00
Choice Gold Corp.	12/12/11	$0.29
Choice Gold Corp., Warrants (December 2012)	12/12/11	$0.00
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00
Taurus Gold Ltd.	05/31/11-12/16/11	$1.27
Tolima Gold Inc., 144A	11/15/11	$0.64
Tolima Gold Inc., 144A	03/18/11	$0.41
Tolima Gold Inc., 144A, Warrants (December 2013)	11/15/11	$0.00
Tolima Gold Inc., 144A, Warrants (December 2013)	03/18/11	$0.00
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049)	08/14/97	$0.50

As of March 31, 2012, the total cost of restricted securities was $7,833,308 and the total value was $6,354,521, representing 1.44% of net assets.

	Acquisition	Cost per
Global Emerging Markets Fund	Date	Share/Unit
Arendal, S. de R.L. de C.V., Note	03/15/12	$0.98
Pacific Iron Corp., Convertible Debenture	06/07/11	$100.00

As of March 31, 2012, the total cost of restricted securities was $188,200 and the total value was $188,200, representing 2.09% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of March 31, 2012, portfolio securities valued at $363,000, $62,455,500, $5,814,500, and $3,179,900 were held in escrow by the custodian as cover for call options written for Global MegaTrends Fund, Global Resources Fund, World Precious Minerals Fund and Gold and Precious Metals Fund, respectively.

Transactions in written call and put options during the period ended March 31, 2012, were as follows:

	All American Equity Fund Call Options		Holmes Growth Fund Call Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2011	64	$20,369	160	$67,931
Options written	231	69,856	885	189,345
Options closed	(14)	(7,112)	(300)	(44,594)
Options expired	(110)	(28,132)	(380)	(82,084)
Options exercised	(171)	(54,981)	(365)	(130,598)
Options outstanding at March 31, 2012	–	$–	–	$–

	Global MegaTrends Fund Call Options		Global Resources Fund Call Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2011	40	$4,615	1,000	$179,662
Options written	170	29,662	27,009	3,396,466
Options closed	(30)	(13,115)	(3,657)	(582,120)
Options expired	–	–	(6,276)	(728,550)
Options exercised	(70)	(12,302)	(3,326)	(284,622)
Options outstanding at March 31, 2012	110	$8,860	14,750	$1,980,836

	World Precious Minerals Fund Call Options		Gold and Precious Metals Fund Call Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2011	–	$–	–	$–
Options written	10,230	1,546,746	7,965	1,151,201
Options closed	(2,000)	(255,059)	(1,000)	(127,528)
Options expired	–	–	(433)	(52,895)
Options exercised	(5,980)	(917,004)	(5,332)	(769,623)
Options outstanding at March 31, 2012	2,250	$374,683	1,200	$201,155

	Eastern European Fund Call Options		Eastern European Fund Put Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2011	32,300	$1,010,400	5,000	$395,485
Options written	41,000	3,153,600	–	–
Options closed	(18,000)	(1,056,100)	–	–
Options expired	(24,000)	(608,800)	(5,000)	(395,485)
Options exercised	(5,300)	(177,500)	–	–
Options outstanding at March 31, 2012	26,000	$2,321,600	–	$–

	Global Emerging Markets Fund Call Options		China Region Fund Call Options
	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding at December 31, 2011	–	$–	–	$–
Options written	–	–	26	8,658
Options closed	–	–	–	–
Options expired	–	–	(26)	(8,658)
Options exercised	–	–	–	–
Options outstanding at March 31, 2012	–	$–	–	$–

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Open forward foreign currency contracts at March 31, 2012, were:

	Foreign	In Exchange	Settlement		Unrealized	Unrealized
Fund Contract	Currency	for USD	Date	Value	Appreciation	(Depreciation)
Global Resources Fund
Sales:
Canadian Dollars	284,025	$286,287	04/04/12	$284,731	$1,556	$–

World Precious Minerals Fund
Sales:
Canadian Dollars	1,028,050	$1,029,285	04/11/12	$1,030,465	$–	$(1,180)

Market Values of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of March 31, 2012:

	All American Equity Fund	Holmes Growth Fund	Global MegaTrends Fund	Global Resources Fund
Asset derivatives
Investments, at value
Equity contracts	$–	$–	$–	$666,000
Unrealized appreciation on foreign currency exchange contracts
Foreign exchange contracts	–	–	–	1,556
Total	$–	$–	$–	$667,556

Liability derivatives
Written options, at value	$–	$–	$5,500	$1,651,400
Total	$–	$–	$5,500	$1,651,400

	World Precious Minerals Fund	Gold and Precious Metals Fund	Eastern European Fund	Global Emerging Markets Fund	China Region Fund
Asset derivatives
Investments, at value
Equity contracts	$3,062,255	$2,207,368	$–	$–	$82,800
Total	$3,062,255	$2,207,368	$–	$–	$82,800

Liability derivatives
Written options, at value	$172,250	$96,200	$1,126,000	$–	$–
Unrealized depreciation on foreign currency exchange contracts
Foreign exchange contracts	1,180	–	–	–	–
Total	$173,430	$96,200	$1,126,000	$–	$–

Tax Information

The following table presents the income tax basis of the securities owned at March 31, 2012, and the tax basis components of net unrealized appreciation (depreciation):

Fund	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Treasury Securities Cash	$84,613,894	$–	$–	$–
U.S. Government Securities Savings	161,356,947	–	–	–
Near-Term Tax Free	35,773,770	1,231,363	(32,677)	1,198,686
Tax Free	20,060,404	1,291,107	(88,270)	1,202,837
All American Equity	14,566,823	1,672,915	(302,733)	1,370,182
Holmes Growth	32,687,936	5,308,340	(508,788)	4,799,552
Global MegaTrends	13,969,425	1,231,784	(358,411)	873,373
Global Resources	656,155,148	71,827,920	(103,813,420)	(31,985,500)
World Precious Minerals	511,990,865	64,656,614	(149,062,467)	(84,405,853)
Gold and Precious Metals	206,325,636	18,088,474	(35,500,504)	(17,412,030)
Eastern European	188,833,883	40,622,431	(12,480,279)	28,142,152
Global Emerging Markets	8,408,451	381,431	(705,487)	(324,056)
China Region	31,958,723	2,494,796	(1,619,843)	874,954

Minimum Yield Agreement and Agreements to Limit Expenses

The Adviser has voluntarily agreed to waive fees and/or reimburse U.S. Treasury Securities Cash Fund and U.S. Government Securities Savings Fund to the extent necessary to maintain the respective Fund’s yield at a certain level as determined by the Adviser (Minimum Yield). The Adviser may recapture any fees waived and/or expenses reimbursed within three years after the end of the fiscal year of such waiver and/or reimbursement to the extent that such recapture would not cause the Fund’s yield to fall below the Minimum Yield. For the three months ended March 31, 2012, fees waived and/or expenses reimbursed as a result of this agreement were $198,265 and $152,848 for the U.S. Treasury Securities Cash Fund and the U.S. Government Securities Savings Fund, respectively. At March 31, 2012, the Adviser may seek reimbursement of the previously waived and reimbursed fees as follows:

	Expires 12/31/2012	Expires 12/31/2013	Expires 12/31/2014	Expires 12/31/2015	Total
U.S. Treasury Securities Cash	$789,420	$884,850	$867,545	$198,265	$2,740,080
U.S. Government Securities Savings	258,561	678,107	736,531	152,848	1,826,047

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 are filed as exhibits to this report.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

       /s/ Frank E. Holmes
By:          Frank E. Holmes
 President, Chief Executive Officer

Date:        May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                /s/ Frank E. Holmes
By:          Frank E. Holmes
 President, Chief Executive Officer

Date:        May 25, 2012

                /s/ Catherine A. Rademacher
By:          Catherine A. Rademacher
 Treasurer

Date:        May 25, 2012